Fidelity ®

Institutional

Money Market

Funds

Semiannual Report

September 30, 2001

(2_fidelity_logos)(registered trademark)

Contents

Fidelity Institutional Money Market Funds
Schedules of Investments & Financial Statements
Treasury Only Portfolio	<Click Here>
Treasury Portfolio	<Click Here>
Government Portfolio	<Click Here>
Domestic Portfolio	<Click Here>
Money Market Portfolio	<Click Here>
Tax-Exempt Portfolio	<Click Here>
Notes to Financial Statements	<Click Here>

Fund Goals:
Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio, and Money Market Portfolio seek to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Tax-Exempt Portfolio seeks to obtain as high a level of interest income exempt from federal income tax as is consistent with a portfolio of high-quality, short-term municipal obligations selected on the basis of liquidity and stability of principal.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

Investments in the funds are neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the funds will maintain a stable $1.00 share price.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call the appropriate number listed below. Read the prospectus carefully before you invest or send money.
Retirement Plan Level Accounts
Corporate Clients 1-800-962-1375
"Not For Profit" Clients 1-800-343-0860
Financial and Other Institutions
Nationwide 1-800-843-3001

Semiannual Report

Treasury Only Portfolio

Investments September 30, 2001

(Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 100.2%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
U.S. Treasury Bills - 61.1%
10/11/01	3.59%	$ 15,000,000	$ 14,985,165
10/18/01	3.59	74,599,000	74,473,767
10/25/01	2.54	92,348,000	92,192,240
10/25/01	3.51	135,000,000	134,688,347
10/25/01	3.53	40,000,000	39,906,667
11/1/01	3.93	20,000,000	19,933,608
11/8/01	3.47	40,000,000	39,854,756
11/8/01	3.67	20,000,000	19,923,789
11/8/01	3.69	50,000,000	49,808,944
11/29/01	3.23	20,000,000	19,894,783
11/29/01	3.37	80,000,000	79,561,433
11/29/01	3.39	40,000,000	39,779,733
11/29/01	3.61	20,000,000	19,883,803
12/6/01	3.38	25,000,000	24,846,458
12/13/01	3.57	30,000,000	29,786,414
1/3/02	3.39	20,000,000	19,827,310
1/3/02	3.54	20,000,000	19,818,136
1/3/02	3.56	20,000,000	19,817,268
1/10/02	3.31	6,036,000	5,980,709
1/10/02	3.34	40,000,000	39,630,228
1/10/02	3.56	27,000,000	26,734,942
2/14/02	3.34	20,000,000	19,752,178
3/7/02	2.49	8,902,000	8,806,496
3/21/02	2.28	10,000,000	9,893,125
3/28/02	2.32	50,000,000	49,433,861
3/28/02	2.39	50,000,000	49,416,610
			968,630,770
U.S. Treasury Notes - 27.2%
10/31/01	3.46	26,700,000	26,757,296
10/31/01	3.50	16,278,000	16,312,336
11/30/01	2.43	70,000,000	70,388,281
11/30/01	3.40	20,000,000	20,077,103
11/30/01	3.60	10,000,000	10,035,615
11/30/01	3.62	25,000,000	25,088,393
12/31/01	4.22	20,000,000	20,085,618
1/31/02	2.33	50,000,000	50,632,813
1/31/02	2.38	100,000,000	101,305,000
1/31/02	3.33	25,000,000	25,241,545
2/28/02	3.61	40,000,000	40,447,524
2/28/02	3.98	25,000,000	25,241,240
			431,612,764
U.S. Treasury Notes - principal STRIPS - 11.9%
11/15/01	3.45	10,000,000	9,957,455
11/15/01	3.52	40,000,000	39,825,703
11/15/01	3.83	25,000,000	24,882,609
11/15/01	4.02	20,000,000	19,901,900
11/15/01	4.08	20,000,000	19,900,463
11/15/01	4.18	20,000,000	19,898,042
11/15/01	4.31	20,000,000	19,895,129
5/15/02	3.33	10,000,000	9,795,761

Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
8/15/02	3.34%	$ 10,000,000	$ 9,714,163
8/15/02	3.45	15,000,000	14,558,081
			188,329,306
TOTAL U.S. TREASURY OBLIGATIONS			1,588,572,840
TOTAL INVESTMENT PORTFOLIO - 100.2%	1,588,572,840
NET OTHER ASSETS - (0.2)%	(2,836,021)
NET ASSETS - 100%	$ 1,585,736,819
Total Cost for Income Tax Purposes $ 1,588,572,840

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Treasury Only Portfolio

Financial Statements

Statement of Assets and Liabilities

	September 30, 2001 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule		$ 1,588,572,840
Cash		831,381
Receivable for investments sold		258,877,000
Interest receivable		14,163,664
Total assets		1,862,444,885
Liabilities
Payable for investments purchased	$ 274,742,568
Distributions payable	1,641,117
Accrued management fee	158,997
Distribution fees payable	58,739
Other payables and accrued expenses	106,645
Total liabilities		276,708,066
Net Assets		$ 1,585,736,819
Net Assets consist of:
Paid in capital		$ 1,585,585,081
Accumulated net realized gain (loss) on investments		151,738
Net Assets		$ 1,585,736,819
Class I: Net Asset Value, offering price and redemption price per share ($1,229,304,365 ÷ 1,228,928,009 shares)		$1.00
Class II: Net Asset Value, offering price and redemption price per share ($157,988,961 ÷ 157,940,593 shares)		$1.00
Class III: Net Asset Value, offering price and redemption price per share ($198,443,493 ÷ 198,382,738 shares)		$1.00

Statement of Operations

	Six months ended September 30, 2001 (Unaudited)
Investment Income Interest		$ 30,620,105
Expenses
Management fee	$ 1,466,383
Transfer agent fees
Class I	95,987
Class II	11,909
Class III	15,789
Distribution fees
Class II	113,281
Class III	230,477
Accounting fees and expenses	75,549
Non-interested trustees' compensation	2,576
Custodian fees and expenses	14,949
Registration fees	91,824
Audit	14,234
Legal	1,746
Miscellaneous	177
Total expenses before reductions	2,134,881
Expense reductions	(331,497)	1,803,384
Net investment income		28,816,721
Net Realized Gain (Loss) on Investments		121,728
Net increase in net assets resulting from operations		$ 28,938,449

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Treasury Only Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended September 30, 2001 (Unaudited)	Year ended March 31, 2001
Operations Net investment income	$ 28,816,721	$ 80,496,426
Net realized gain (loss)	121,728	437,467
Net increase (decrease) in net assets resulting from operations	28,938,449	80,933,893
Distributions to shareholders from net investment income:
Class I	(22,516,365)	(67,693,215)
Class II	(2,869,176)	(3,675,729)
Class III	(3,431,180)	(9,127,482)
Total distributions	(28,816,721)	(80,496,426)
Share transactions - net increase (decrease) at net asset value of $1.00 per share:
Class I	175,598,953	(80,062,726)
Class II	37,913,438	67,574,086
Class III	18,083,527	19,228,225
Total share transactions	231,595,918	6,739,585
Total increase (decrease) in net assets	231,717,646	7,177,052
Net Assets
Beginning of period	1,354,019,173	1,346,842,121
End of period	$ 1,585,736,819	$ 1,354,019,173

Financial Highlights - Class I

	Six months ended September 30, 2001	Years ended March 31,
Selected Per-Share Data	(Unaudited)	2001	2000	1999	1998	1997
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.020	.059	.049	.049	.052	.050
Less Distributions
From net investment income	(.020)	(.059)	(.049)	(.049)	(.052)	(.050)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B, C	2.02%	6.03%	4.98%	4.99%	5.33%	5.17%
Ratios to Average Net Assets
Expenses before expense reductions	.24% A	.25%	.25%	.25%	.29%	.42%
Expenses net of voluntary waivers, if any	.20% A	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20% A	.20%	.20%	.20%	.20%	.20%
Net investment income	3.97% A	5.87%	4.90%	4.87%	5.20%	5.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,229,304	$ 1,053,612	$ 1,133,330	$ 949,894	$ 942,561	$ 1,156,667

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class II

	Six months ended September 30, 2001	Years ended March 31,
Selected Per-Share Data	(Unaudited)	2001	2000	1999	1998	1997
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.019	.057	.047	.047	.051	.049
Less Distributions
From net investment income	(.019)	(.057)	(.047)	(.047)	(.051)	(.049)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B, C	1.94%	5.88%	4.83%	4.84%	5.18%	5.01%
Ratios to Average Net Assets
Expenses before expense reductions	.39% A	.40%	.40%	.42%	.46%	.57%
Expenses net of voluntary waivers, if any	.35% A	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35% A	.35%	.35%	.35%	.35%	.34% D
Net investment income	3.78% A	5.72%	4.73%	4.73%	5.05%	4.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 157,989	$ 120,059	$ 52,450	$ 57,776	$ 36,847	$ 56,502

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

Financial Highlights - Class III

	Six months ended September 30, 2001	Years ended March 31,
Selected Per-Share Data	(Unaudited)	2001	2000	1999	1998	1997
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.019	.056	.046	.046	.050	.048
Less Distributions
From net investment income	(.019)	(.056)	(.046)	(.046)	(.050)	(.048)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B, C	1.89%	5.77%	4.72%	4.73%	5.07%	4.90%
Ratios to Average Net Assets
Expenses before expense reductions	.49% A	.50%	.50%	.51%	.59%	.67%
Expenses net of voluntary waivers, if any	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Net investment income	3.71% A	5.62%	4.70%	4.56%	4.96%	4.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 198,443	$ 180,348	$ 161,062	$ 100,831	$ 100,465	$ 36,006

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Treasury Portfolio

Investments September 30, 2001

(Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 39.5%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
U.S. Treasury Bills - 26.6%
10/4/01	3.61%	$ 300,000,000	$ 299,910,500
11/1/01	3.93	75,000,000	74,751,031
11/8/01	3.70	50,000,000	49,808,417
11/29/01	3.61	150,000,000	149,128,521
12/20/01	3.50	75,000,000	74,425,833
12/20/01	3.54	150,000,000	148,840,000
1/3/02	2.36	50,000,000	49,703,302
1/3/02	3.53	70,000,000	69,365,761
1/3/02	3.54	300,000,000	297,272,042
1/3/02	3.55	75,000,000	74,316,542
1/3/02	3.56	175,000,000	173,401,096
1/10/02	3.34	75,000,000	74,306,677
1/10/02	3.56	150,000,000	148,527,453
2/7/02	3.41	200,000,000	197,599,167
2/14/02	3.34	50,000,000	49,380,444
3/7/02	2.58	150,000,000	148,331,875
3/14/02	3.16	100,000,000	98,580,944
3/21/02	2.28	40,000,000	39,572,500
3/21/02	2.32	75,000,000	74,184,188
3/28/02	2.30	150,000,000	148,316,417
3/28/02	2.39	75,000,000	74,124,915
			2,513,847,625
U.S. Treasury Notes - 7.4%
11/15/01	3.45	100,000,000	100,476,230
11/15/01	3.75	100,000,000	100,439,453
11/30/01	3.60	15,000,000	15,053,422
11/30/01	3.61	150,000,000	150,533,139
11/30/01	3.62	125,724,000	126,168,524
1/31/02	2.33	50,000,000	50,652,500
1/31/02	2.38	26,000,000	26,339,300
2/28/02	3.98	50,000,000	50,482,480
3/31/02	3.67	75,000,000	75,985,305
			696,130,353
U.S. Treasury Notes - principal STRIPS - 5.5%
11/15/01	3.45	50,000,000	49,787,273
11/15/01	3.83	50,000,000	49,765,217
11/15/01	4.18	40,000,000	39,796,085
11/15/01	4.31	50,000,000	49,737,822
11/15/01	4.54	50,000,000	49,725,010
5/15/02	3.33	50,000,000	48,978,805
8/15/02	3.34	50,000,000	48,570,816
8/15/02	3.45	135,000,000	131,022,732
8/15/02	3.48	50,000,000	48,512,147
			515,895,907
TOTAL U.S. TREASURY OBLIGATIONS			3,725,873,885
Repurchase Agreements - 61.2%
	Maturity Amount	Value (Note 1)
In a joint trading account (U.S. Treasury Obligations) dated 9/28/01 due 10/1/01 At:
3.21%	$ 374,997,421	$ 374,897,000
3.25%	5,045,365,827	5,044,000,000
3.27%	351,828,740	351,733,000
TOTAL REPURCHASE AGREEMENTS		5,770,630,000
TOTAL INVESTMENT PORTFOLIO - 100.7%	9,496,503,885
NET OTHER ASSETS - (0.7)%	(70,402,004)
NET ASSETS - 100%	$ 9,426,101,881
Total Cost for Income Tax Purposes $ 9,496,503,885

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Treasury Portfolio

Financial Statements

Statement of Assets and Liabilities

	September 30, 2001 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $5,770,630,000) - See accompanying schedule		$ 9,496,503,885
Cash		205
Receivable for investments sold		61,784,000
Interest receivable		16,836,199
Total assets		9,575,124,289
Liabilities
Payable for investments purchased	$ 127,511,379
Share transactions in process	1,360,475
Distributions payable	17,532,905
Accrued management fee	1,414,363
Distribution fees payable	897,172
Other payables and accrued expenses	306,114
Total liabilities		149,022,408
Net Assets		$ 9,426,101,881
Net Assets consist of:
Paid in capital		$ 9,426,251,168
Accumulated net realized gain (loss) on investments		(149,287)
Net Assets		$ 9,426,101,881
Class I: Net Asset Value, offering price and redemption price per share ($5,297,127,501 ÷ 5,296,921,387 shares)		$1.00
Class II: Net Asset Value, offering price and redemption price per share ($270,806,483 ÷ 270,795,947 shares)		$1.00
Class III: Net Asset Value, offering price and redemption price per share ($3,858,167,897 ÷ 3,858,017,772 shares)		$1.00

Statement of Operations

	Six months ended September 30, 2001 (Unaudited)
Investment Income Interest		$ 189,762,300
Expenses
Management fee	$ 9,359,742
Transfer agent fees
Class I	411,685
Class II	23,196
Class III	297,592
Distribution fees
Class II	254,978
Class III	4,722,858
Accounting fees and expenses	372,078
Non-interested trustees' compensation	16,897
Custodian fees and expenses	15,237
Registration fees	166,977
Audit	26,892
Legal	10,279
Miscellaneous	12,274
Total expenses before reductions	15,690,685
Expense reductions	(1,357,368)	14,333,317
Net investment income		175,428,983
Net Realized Gain (Loss) on Investments		(149,287)
Net increase in net assets resulting from operations		$ 175,279,696

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Treasury Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended September 30, 2001 (Unaudited)	Year ended March 31, 2001
Operations Net investment income	$ 175,428,983	$ 489,222,541
Net realized gain (loss)	(149,287)	945,815
Net increase (decrease) in net assets resulting from operations	175,279,696	490,168,356
Distributions to shareholders from net investment income:
Class I	(100,915,042)	(271,447,215)
Class II	(6,381,434)	(24,282,197)
Class III	(68,132,507)	(193,493,129)
Total distributions	(175,428,983)	(489,222,541)
Share transactions - net increase (decrease) at net asset value of $1.00 per share:
Class I	144,939,622	690,351,186
Class II	(48,608,841)	(154,123,041)
Class III	82,112,432	651,576,311
Total share transactions	178,443,213	1,187,804,456
Total increase (decrease) in net assets	178,293,926	1,188,750,271
Net Assets
Beginning of period	9,247,807,955	8,059,057,684
End of period	$ 9,426,101,881	$ 9,247,807,955

Financial Highlights - Class I

	Six months ended September 30, 2001	Years ended March 31,
Selected Per-Share Data	(Unaudited)	2001	2000	1999	1998	1997
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.019	.061	.050	.051	.054	.052
Less Distributions
From net investment income	(.019)	(.061)	(.050)	(.051)	(.054)	(.052)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B, C	1.95%	6.22%	5.12%	5.19%	5.55%	5.30%
Ratios to Average Net Assets
Expenses before expense reductions	.23% A	.24%	.24%	.24%	.25%	.24%
Expenses net of voluntary waivers, if any	.20% A	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20% A	.20%	.20%	.20%	.20%	.20%
Net investment income	3.84% A	6.03%	5.00%	5.05%	5.41%	5.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,297,128	$ 5,152,269	$ 4,461,393	$ 3,935,421	$ 4,498,484	$ 5,598,330

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class IIII

	Six months ended September 30, 2001	Years ended March 31,
Selected Per-Share Data	(Unaudited)	2001	2000	1999	1998	1997
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.019	.059	.049	.049	.053	.050
Less Distributions
From net investment income	(.019)	(.059)	(.049)	(.049)	(.053)	(.050)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B, C	1.88%	6.07%	4.97%	5.03%	5.40%	5.14%
Ratios to Average Net Assets
Expenses before expense reductions	.38% A	.39%	.39%	.39%	.42%	.67%
Expenses net of voluntary waivers, if any	.35% A	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35% A	.35%	.35%	.35%	.35%	.35%
Net investment income	3.74% A	5.90%	4.89%	4.91%	5.25%	5.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 270,806	$ 319,423	$ 473,503	$ 372,734	$ 410,383	$ 89,801

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

Financial Highlights - Class IIII

	Six months ended September 30, 2001	Years ended March 31,
Selected Per-Share Data	(Unaudited)	2001	2000	1999	1998	1997
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.018	.058	.048	.048	.052	.049
Less Distributions
From net investment income	(.018)	(.058)	(.048)	(.048)	(.052)	(.049)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B, C	1.83%	5.96%	4.86%	4.93%	5.29%	5.03%
Ratios to Average Net Assets
Expenses before expense reductions	.48% A	.49%	.49%	.49%	.50%	.50%
Expenses net of voluntary waivers, if any	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Net investment income	3.60% A	5.79%	4.74%	4.81%	5.17%	4.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,858,168	$ 3,776,116	$ 3,124,162	$ 2,921,727	$ 2,998,996	$ 3,624,195

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Government Portfolio

Investments September 30, 2001

(Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 75.7%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Fannie Mae - 33.5%
Agency Coupons - 14.1%
10/1/01	3.03% (a)	$ 118,000,000	$ 117,997,672
10/1/01	3.10 (a)	203,000,000	202,880,479
10/4/01	3.43 (a)	232,000,000	231,898,259
10/4/01	3.44 (a)	268,000,000	267,915,604
10/10/01	3.63 (a)	310,000,000	309,720,984
10/10/01	3.64 (a)	120,000,000	119,917,577
10/25/01	3.53 (a)	70,000,000	69,967,294
10/30/01	3.54 (a)	120,000,000	119,943,463
11/21/01	6.39	77,000,000	76,995,621
12/3/01	3.26 (a)	235,000,000	234,984,267
12/6/01	6.20	50,000,000	49,995,950
			1,802,217,170
Discount Notes - 19.4%
10/11/01	4.50	120,000,000	119,853,333
10/15/01	3.34	500,000,000	499,352,500
10/19/01	6.46	57,000,000	56,826,150
11/1/01	3.56	114,000,000	113,653,472
11/15/01	3.91	50,000,000	49,760,000
11/15/01	3.94	122,475,000	121,883,293
11/16/01	6.42	25,000,000	24,807,056
11/21/01	3.71	114,886,000	114,291,944
11/21/01	3.89	124,118,000	123,446,315
11/29/01	3.39	172,976,000	172,023,479
12/14/01	3.56	100,000,000	99,279,528
12/14/01	5.25	50,000,000	49,485,083
12/27/01	5.02	150,000,000	148,260,000
12/28/01	5.03	50,000,000	49,412,111
1/25/02	5.04	50,000,000	49,226,667
2/7/02	3.43	200,000,000	197,584,833
4/5/02	4.58	130,000,000	127,058,100
5/3/02	3.55	79,277,000	77,646,448
5/31/02	3.55	200,000,000	195,361,667
6/28/02	3.87	100,000,000	97,202,500
			2,486,414,479
			4,288,631,649
Federal Home Loan Bank - 10.5%
Agency Coupons - 5.3%
10/12/01	3.57 (a)	122,000,000	121,997,491
10/19/01	3.54 (a)	200,000,000	199,993,268
2/28/03	2.53 (a)	350,000,000	349,681,503
			671,672,262

Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Discount Notes - 5.2%
10/24/01	2.57%	$ 131,651,000	$ 131,434,836
11/9/01	3.43	100,000,000	99,631,667
11/9/01	3.83	116,098,000	115,623,836
11/16/01	3.43	39,311,000	39,140,216
2/6/02	3.50	57,000,000	56,302,827
2/13/02	3.40	202,545,000	200,004,326
2/15/02	3.40	28,000,000	27,644,104
			669,781,812
			1,341,454,074
Freddie Mac - 31.7%
Agency Coupons - 0.8%
10/1/01	2.97 (a)	30,000,000	29,992,671
7/2/02	3.96	50,000,000	50,000,000
8/27/02	3.68	24,000,000	23,998,305
			103,990,976
Discount Notes - 30.9%
10/12/01	2.44	500,000,000	499,579,861
10/16/01	2.76	800,000,000	799,083,329
10/16/01	2.78	500,000,000	499,422,917
10/16/01	2.81	270,000,000	269,685,000
10/19/01	3.28	550,000,000	549,100,750
10/30/01	3.41	200,000,000	199,453,028
11/1/01	3.55	100,000,000	99,696,889
11/8/01	3.83	150,000,000	149,404,667
11/15/01	3.43	3,000,000	2,987,250
11/29/01	3.39	92,000,000	91,493,387
12/6/01	6.28	50,000,000	49,459,167
1/31/02	5.01	50,000,000	49,191,750
2/15/02	3.57	39,700,000	39,171,218
3/4/02	3.24	600,000,000	591,812,334
4/24/02	4.22	75,000,000	73,268,177
			3,962,809,724
			4,066,800,700
TOTAL FEDERAL AGENCIES			9,696,886,423
U.S. Treasury Obligations - 0.4%

U.S. Treasury Notes - principal STRIPS - 0.4%
5/15/02	3.40	50,000,000	48,958,076
Repurchase Agreements - 24.5%
	Maturity Amount	Value (Note 1)
In a joint trading account (U.S. Government Obligations) dated:
8/20/01 due 10/22/01 At 3.48%	$ 251,522,500	$ 250,000,000
9/18/01 due 11/19/01 At 2.83%	100,487,389	100,000,000
9/19/01 due 10/19/01 At 2.5%	831,729,167	830,000,000
9/28/01 due 10/1/01 At:
3.35%	368,382,724	368,280,000
3.38%	37,529,568	37,519,000
3.4%	1,548,438,278	1,548,000,000
TOTAL REPURCHASE AGREEMENTS		3,133,799,000
TOTAL INVESTMENT PORTFOLIO - 100.6%	12,879,643,499
NET OTHER ASSETS - (0.6)%	(78,339,672)
NET ASSETS - 100%	$ 12,801,303,827
Total Cost for Income Tax Purposes $ 12,879,643,499
Legend

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.

Income Tax Information
At March 31, 2001, the fund had a capital loss carryforward of approximately $520,000 of which $508,000 and $12,000 will expire on March 31, 2003 and 2004, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Government Portfolio

Financial Statements

Statement of Assets and Liabilities

	September 30, 2001 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $3,133,799,000) - See accompanying schedule		$ 12,879,643,499
Cash		4,439,748
Receivable for investments sold		50,000,000
Interest receivable		17,631,662
Total assets		12,951,714,909
Liabilities
Payable for investments purchased	$ 131,434,836
Distributions payable	16,529,582
Accrued management fee	1,265,275
Distribution fees payable	408,692
Other payables and accrued expenses	772,697
Total liabilities		150,411,082
Net Assets		$ 12,801,303,827
Net Assets consist of:
Paid in capital		$ 12,801,154,523
Accumulated net realized gain (loss) on investments		149,304
Net Assets		$ 12,801,303,827
Class I: Net Asset Value, offering price and redemption price per share ($10,424,449,476 ÷ 10,423,854,765 shares)		$1.00
Class II: Net Asset Value, offering price and redemption price per share ($984,473,763 ÷ 984,417,599 shares)		$1.00
Class III: Net Asset Value, offering price and redemption price per share ($1,392,380,588 ÷ 1,392,301,154 shares)		$1.00

Statement of Operations

	Six months ended September 30, 2001 (Unaudited)
Investment Income Interest		$ 246,097,889
Expenses
Management fee	$ 11,566,308
Transfer agent fees
Class I	735,302
Class II	78,323
Class III	110,470
Distribution fees
Class II	723,609
Class III	1,533,284
Accounting fees and expenses	413,245
Non-interested trustees' compensation	20,258
Custodian fees and expenses	50,648
Registration fees	641,104
Audit	25,506
Legal	11,953
Total expenses before reductions	15,910,010
Expense reductions	(2,084,123)	13,825,887
Net investment income		232,272,002
Net Realized Gain (Loss) on Investments		671,514
Net increase in net assets resulting from operations		$ 232,943,516

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Government Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended September 30, 2001 (Unaudited)	Year ended March 31, 2001
Operations Net investment income	$ 232,272,002	$ 489,436,088
Net realized gain (loss)	671,514	380,245
Net increase (decrease) in net assets resulting from operations	232,943,516	489,816,333
Distributions to shareholders from net investment income:
Class I	(190,369,597)	(398,123,850)
Class II	(18,812,926)	(32,506,263)
Class III	(23,089,479)	(58,805,975)
Total distributions	(232,272,002)	(489,436,088)
Share transactions - net increase (decrease) at net asset value of $1.00 per share:
Class I	1,282,521,536	3,107,836,505
Class II	156,522,612	320,465,082
Class III	363,990,034	(60,629,240)
Total share transactions	1,803,034,182	3,367,672,347
Total increase (decrease) in net assets	1,803,705,696	3,368,052,592
Net Assets
Beginning of period	10,997,598,131	7,629,545,539
End of period	$ 12,801,303,827	$ 10,997,598,131

Financial Highlights - Class I

	Six months ended September 30, 2001	Years ended March 31,
Selected Per-Share Data	(Unaudited)	2001	2000	1999	1998	1997
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.020	.062	.052	.052	.055	.052
Less Distributions
From net investment income	(.020)	(.062)	(.052)	(.052)	(.055)	(.052)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B, C	2.05%	6.34%	5.32%	5.31%	5.60%	5.37%
Ratios to Average Net Assets
Expenses before expense reductions	.24% A	.26%	.25%	.25%	.25%	.25%
Expenses net of voluntary waivers, if any	.20% A	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20% A	.20%	.20%	.20%	.20%	.20%
Net investment income	4.05% A	6.13%	5.23%	5.18%	5.47%	5.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,424,449	$ 9,141,382	$ 6,033,243	$ 4,896,805	$ 3,528,366	$ 2,810,717

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class III

	Six months ended September 30, 2001	Years ended March 31,
Selected Per-Share Data	(Unaudited)	2001	2000	1999	1998	1997
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.020	.060	.050	.050	.053	.051
Less Distributions
From net investment income	(.020)	(.060)	(.050)	(.050)	(.053)	(.051)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B, C	1.97%	6.18%	5.17%	5.16%	5.45%	5.22%
Ratios to Average Net Assets
Expenses before expense reductions	.39% A	.41%	.41%	.41%	.47%	.62%
Expenses net of voluntary waivers, if any	.35% A	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35% A	.35%	.35%	.35%	.35%	.35%
Net investment income	3.89% A	5.98%	5.10%	4.94%	5.32%	5.10%
Supplemental Data
Net assets, end of period (000 omitted)	$ 984,474	$ 827,899	$ 507,409	$ 419,679	$ 151,951	$ 108,636

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

Financial Highlights - Class III

	Six months ended September 30, 2001	Years ended March 31,
Selected Per-Share Data	(Unaudited)	2001	2000	1999	1998	1997
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.019	.059	.049	.049	.052	.050
Less Distributions
From net investment income	(.019)	(.059)	(.049)	(.049)	(.052)	(.050)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B, C	1.92%	6.08%	5.06%	5.05%	5.34%	5.11%
Ratios to Average Net Assets
Expenses before expense reductions	.49% A	.51%	.51%	.51%	.57%	.57%
Expenses net of voluntary waivers, if any	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Net investment income	3.75% A	5.88%	4.98%	4.91%	5.21%	5.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,392,381	$ 1,028,317	$ 1,088,894	$ 829,083	$ 674,582	$ 658,964

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Domestic Portfolio

Investments September 30, 2001

(Unaudited)

Showing Percentage of Net Assets

Certificates of Deposit - 6.9%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Domestic Certificates Of Deposit - 6.9%
Chase Manhattan Bank USA NA
10/9/01	3.51%	$ 50,000,000	$ 50,000,000
10/16/01	3.50	150,000,000	150,000,000
10/23/01	2.55	35,000,000	35,000,000
Citibank NA, New York
11/1/01	3.60	55,000,000	55,000,000
12/4/01	3.41	5,000,000	5,000,000
Comerica Bank, Detroit
1/22/02	5.26	17,500,000	17,507,304
First Tennessee Bank NA, Memphis
10/10/01	3.50	15,000,000	15,000,690
Firstar Bank NA
10/11/01	3.80	150,000,000	150,000,000
11/5/01	3.88	25,000,000	25,000,000
Lasalle Bank NA
12/3/01	2.50	40,000,000	40,000,000
State Street Bank & Trust Co.
10/4/01	3.54	40,000,000	40,000,000
U.S. Bank NA, Minnesota
10/19/01	2.63	15,000,000	15,000,000
World Savings Bank FSB
11/16/01	2.90	75,000,000	75,045,497
11/16/01	3.39	25,000,000	24,999,683
TOTAL CERTIFICATES OF DEPOSIT			697,553,174
Commercial Paper - 50.6%

American Express Credit Corp.
11/2/01	2.61	60,000,000	59,861,333
11/2/01	3.47	50,000,000	49,846,667
11/9/01	3.22	85,000,000	84,705,333
11/15/01	3.22	45,000,000	44,820,000
Associates First Capital BV
10/26/01	2.57	25,000,000	24,955,556
10/26/01	2.76	20,000,000	19,961,806
AT&T Corp.
10/15/01	4.10	45,000,000	44,928,950
10/24/01	4.08	50,000,000	49,870,944
Centric Capital Corp.
11/14/01	3.98	11,900,000	11,843,277
11/29/01	3.43	29,600,000	29,435,062
CIESCO LP
11/2/01	2.91	75,000,000	74,806,667
12/7/01	3.33	40,000,000	39,754,333
CIT Group, Inc.
10/24/01	3.62	100,000,000	99,770,639
10/31/01	2.61	30,000,000	29,935,000
11/8/01	3.45	85,000,000	84,692,253
12/11/01	3.12	10,000,000	9,938,861

Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Citibank Credit Card Master Trust I (Dakota Certificate Program)
10/1/01	3.50%	$ 225,000,000	$ 225,000,000
10/4/01	3.56	45,000,000	44,986,706
10/5/01	3.55	30,000,000	29,988,217
11/5/01	2.73	100,000,000	99,735,556
11/6/01	3.01	10,000,000	9,970,000
Citicorp
10/1/01	3.48	250,000,000	250,000,000
Corporate Asset Funding Co.
10/19/01	3.51	117,490,000	117,284,392
Corporate Receivables Corp.
10/24/01	3.51	100,000,000	99,777,028
10/29/01	2.76	30,000,000	29,935,833
11/9/01	3.51	80,000,000	79,698,400
11/16/01	3.43	100,000,000	99,565,556
CXC, Inc.
10/24/01	3.51	94,000,000	93,790,406
11/15/01	2.89	50,000,000	49,820,000
11/19/01	2.59	50,000,000	49,824,417
11/21/01	3.44	45,000,000	44,782,613
12/7/01	3.44	25,000,000	24,841,340
12/18/01	2.85	30,000,000	29,816,050
Delaware Funding Corp.
10/17/01	3.04	50,000,000	49,932,667
10/24/01	2.76	70,000,000	69,877,014
Edison Asset Securitization LLC
10/12/01	3.34	30,000,000	29,967,917
10/15/01	3.06	50,000,000	49,940,694
10/16/01	3.06	100,000,000	99,872,917
10/25/01	3.41	25,000,000	24,943,333
11/9/01	3.37	15,000,000	14,945,563
12/5/01	3.41	70,000,000	69,572,806
Falcon Asset Securitization Corp.
10/3/01	3.56	85,000,000	84,983,260
10/16/01	3.01	68,890,000	68,803,888
10/23/01	3.01	88,444,000	88,281,853
Ford Motor Credit Co.
10/5/01	3.63	20,000,000	19,991,956
10/11/01	3.62	90,000,000	89,910,000
General Electric Capital Corp.
10/2/01	3.83	95,000,000	94,990,025
10/15/01	3.63	25,000,000	24,965,000
11/13/01	3.65	100,000,000	99,568,806
12/14/01	3.64	50,000,000	49,631,028
2/11/02	3.52	60,000,000	59,233,033
3/25/02	3.60	15,000,000	14,743,333
General Electric Capital Services, Inc.
3/4/02	3.41	100,000,000	98,566,944
General Motors Acceptance Corp.
10/9/01	3.61	30,000,000	29,976,067
10/12/01	3.31	30,000,000	29,967,275
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Goldman Sachs Group, Inc.
10/11/01	3.92%	$ 10,000,000	$ 9,989,278
11/13/01	3.20	60,000,000	59,772,100
Jupiter Securitization Corp.
10/16/01	2.55	115,215,000	115,092,584
10/19/01	2.56	13,000,000	12,983,425
10/25/01	3.53	51,489,000	51,368,172
Kitty Hawk Funding Corp.
10/10/01	3.00	40,000,000	39,970,000
10/15/01	3.16	15,000,000	14,981,625
10/15/01	3.51	20,000,000	19,972,778
10/22/01	3.95	30,498,000	30,428,795
12/3/01	3.84	25,000,000	24,835,063
Morgan Stanley Dean Witter & Co.
10/12/01	2.53	200,000,000	199,816,667
New Center Asset Trust
10/1/01	3.45	200,000,000	200,000,000
10/31/01	2.69	35,000,000	34,921,833
11/7/01	3.67	50,000,000	49,813,458
11/19/01	3.61	15,000,000	14,927,113
11/27/01	3.44	45,000,000	44,757,037
2/4/02	3.50	80,000,000	79,036,800
3/4/02	3.47	35,000,000	34,489,447
Preferred Receivables Funding Corp.
10/9/01	3.51	80,000,000	79,937,778
11/2/01	2.81	37,720,000	37,626,119
Triple-A One Funding Corp.
10/2/01	3.55	48,000,000	47,995,280
10/22/01	2.81	120,549,000	120,352,103
Variable Funding Capital Corp.
10/19/01	2.51	138,662,000	138,488,673
10/23/01	3.51	200,000,000	199,572,222
Wells Fargo Financial, Inc.
11/9/01	3.41	40,000,000	39,853,100
TOTAL COMMERCIAL PAPER			5,101,590,024
Federal Agencies - 11.3%

Fannie Mae - 7.8%
Agency Coupons - 2.6%
10/1/01	3.10 (b)	54,000,000	53,968,206
10/10/01	3.63 (b)	105,800,000	105,696,952
10/25/01	3.53 (b)	55,000,000	54,974,303
12/6/01	6.20	50,000,000	49,995,950
			264,635,411
Discount Notes - 5.2%
10/25/01	3.56	60,000,000	59,858,800
11/15/01	3.43	55,000,000	54,766,250
11/29/01	3.83	50,000,000	49,691,889
2/7/02	3.40	50,000,000	49,399,792

Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
2/14/02	3.41%	$ 50,000,000	$ 49,367,222
5/31/02	3.55	55,000,000	53,724,458
5/31/02	3.58	50,000,000	48,832,014
5/31/02	3.96	150,000,000	146,159,594
6/14/02	3.59	13,925,000	13,580,403
			525,380,422
			790,015,833
Federal Home Loan Bank - 1.1%
Agency Coupons - 0.8%
5/1/02	3.51	75,000,000	76,337,295
Discount Notes - 0.3%
3/8/02	3.25	30,000,000	29,578,667
			105,915,962
Freddie Mac - 2.4%
Discount Notes - 2.4%
10/19/01	3.28	150,000,000	149,754,750
4/25/02	4.25	48,000,000	46,879,360
6/20/02	3.60	4,195,000	4,088,449
6/21/02	3.60	4,346,000	4,235,193
7/18/02	3.61	40,000,000	38,875,444
			243,833,196
TOTAL FEDERAL AGENCIES			1,139,764,991
Bank Notes - 10.0%

American Express Centurion Bank
10/5/01	3.56 (b)	15,000,000	15,000,000
10/15/01	3.46 (b)	15,000,000	15,000,000
Bank of America NA
10/9/01	4.08	50,000,000	50,000,000
Bank One NA, Chicago
10/31/01	3.80 (b)	45,000,000	45,018,986
12/17/01	3.21 (b)	5,000,000	5,004,784
3/8/02	3.56	60,000,000	60,000,000
5/1/02	3.60	75,000,000	75,000,000
Lasalle Bank NA
11/5/01	3.45	100,000,000	100,000,000
PNC Bank NA, Pittsburgh
10/22/01	2.71 (b)	50,000,000	50,047,499
10/24/01	2.71 (b)	37,000,000	37,015,402
Standard Federal Bank
12/3/01	2.52	200,000,000	200,000,000
US Bank NA, Minneapolis
12/3/01	3.41	50,000,000	50,000,000
Wells Fargo Bank NA, San Francisco
12/3/01	2.54	300,000,000	300,000,000
TOTAL BANK NOTES			1,002,086,671
Master Notes - 2.1%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
General Motors Acceptance Corp. Mortgage Credit
10/1/01	3.63%	$ 30,000,000	$ 30,000,000
10/1/01	3.70	25,000,000	25,000,000
10/15/01	3.73	20,000,000	19,971,083
11/1/01	2.79	55,000,000	54,868,238
Goldman Sachs Group, Inc.
10/9/01	3.80 (c)	40,000,000	40,000,000
12/18/01	2.98 (c)	45,000,000	45,000,000
TOTAL MASTER NOTES			214,839,321
Medium-Term Notes - 3.6%

Associates Corp. of North America
10/1/01	3.71 (b)	60,000,000	60,000,000
CIESCO LP
10/17/01	3.46 (b)	10,000,000	10,000,000
Citigroup, Inc.
10/12/01	3.47 (b)	45,000,000	45,000,778
GE Life & Annuity Assurance Co.
10/1/01	3.69 (b)(c)	55,000,000	55,000,000
General Electric Capital Corp.
10/19/01	3.01 (b)	65,000,000	65,000,000
General Motors Acceptance Corp. Mortgage Credit
10/15/01	3.72 (b)	50,000,000	49,927,707
Merrill Lynch & Co., Inc.
10/22/01	3.09 (b)	25,000,000	25,000,000
Variable Funding Capital Corp.
10/8/01	3.60 (b)	35,000,000	34,997,938
10/22/01	2.76 (b)	20,000,000	20,000,000
TOTAL MEDIUM-TERM NOTES			364,926,423
Short-Term Notes - 2.4%

Jackson National Life Insurance Co.
10/1/01	3.95 (b)(c)	10,000,000	10,000,000
Monumental Life Insurance Co.
10/1/01	3.72 (b)(c)	10,000,000	10,000,000
10/1/01	3.75 (b)(c)	10,000,000	10,000,000
New York Life Insurance Co.
10/1/01	3.89 (b)(c)	25,000,000	25,000,000
10/1/01	3.91 (b)(c)	25,000,000	25,000,000
Pacific Life Insurance Co.
12/7/01	3.62 (b)(c)	15,000,000	15,000,000

Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
SMM Trust 2000 M
12/13/01	3.36% (b)(c)	$ 50,000,000	$ 50,000,000
Transamerica Occidental Life Insurance Co.
11/1/01	3.85 (b)(c)	35,000,000	35,000,000
Travelers Insurance Co.
10/1/01	3.95 (b)(c)	65,000,000	65,000,000
TOTAL SHORT-TERM NOTES			245,000,000
Municipal Securities - 0.6%

Greater Texas Student Ln. Corp. Student Ln. Rev. Bonds Series 2000 B, 5.46% 2/1/40, LOC Student Ln. Marketing Assoc.
2/1/02	5.46 (a)(b)	55,000,000	55,000,000
Repurchase Agreements - 16.7%
	Maturity Amount
In a joint trading account:
(U.S. Government Obligations) dated 9/28/01 due 10/1/01 At:
3.35%	$ 258,670,130	258,598,000
3.4%	200,056,625	200,000,000
(U.S. Treasury Obligations) dated 9/28/01 due 10/1/01 At 3.21%	250,066,966	250,000,000
With:
Bank of America NA At 3.54%, dated 9/28/01 due 10/1/01 (Commercial Paper Obligations) (principal amount $93,107,859) 0%, 10/1/01 - 12/11/01	91,026,845	91,000,000
Goldman Sachs & Co. At 3.51%, dated 9/28/01 due 10/1/01 (Commercial Paper Obligations) (principal amount $306,864,000) 0%, 10/29/01	300,087,688	300,000,000
J.P. Morgan Securities At 3.5%, dated 9/28/01 due 10/1/01 (Corporate Obligations) (principal amount $502,142,000) 0% - 7%, 10/9/01 - 2/1/33	487,142,042	487,000,000
Repurchase Agreements - continued
	Maturity Amount	Value (Note 1)
With: - continued
Lehman Brothers Commercial Paper, Inc. At 3.54%, dated 9/28/01 due 10/1/01 (Commercial Paper Obligations) (principal amount $102,000,396) 0%, 10/1/01 - 2/21/02	$ 100,029,500	$ 100,000,000
TOTAL REPURCHASE AGREEMENTS		1,686,598,000
TOTAL INVESTMENT PORTFOLIO - 104.2%	10,507,358,604
NET OTHER ASSETS - (4.2)%	(422,162,307)
NET ASSETS - 100%	$ 10,085,196,297
Total Cost for Income Tax Purposes $ 10,507,358,604
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $55,000,000 or 0.5% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost
GE Life & Annuity Assurance Co. 3.69%, 10/1/01	3/30/01	$ 55,000,000
Goldman Sachs Group, Inc.: 3.8%, 10/9/01	7/10/01	$ 40,000,000
2.98%, 12/18/01	9/18/01	$ 45,000,000
Jackson National Life Insurance Co. 3.95%, 10/1/01	7/6/99	$ 10,000,000
Monumental Life Insurance Co.: 3.72%, 10/1/01	9/17/98	$ 10,000,000
3.75%, 10/1/01	3/12/99	$ 10,000,000
New York Life Insurance Co.: 3.89%, 10/1/01	4/18/01	$ 25,000,000
3.91%, 10/1/01	12/20/00	$ 25,000,000
Pacific Life Insurance Co. 3.62%, 12/7/01	9/6/01	$ 15,000,000
SMM Trust 2000 M 3.36%, 12/13/01	12/11/00	$ 50,000,000
Transamerica Occidental Life Insurance Co. 3.85%, 11/1/01	4/28/00	$ 35,000,000
Travelers Insurance Co. 3.95%, 10/1/01	3/30/01	$ 65,000,000
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $385,000,000 or 3.8% of net assets.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which loans were outstanding amounted to $4,185,000. The weighted average interest rate was 3.36%. Interest earned from the interfund lending program amounted to $1,171 and is included in interest income on the Statement of Operations. At period end there were no interfund loans outstanding.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Domestic Portfolio

Financial Statements

Statement of Assets and Liabilities

	September 30, 2001 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $1,686,598,000) - See accompanying schedule		$ 10,507,358,604
Interest receivable		15,242,073
Total assets		10,522,600,677
Liabilities
Payable to custodian bank	$ 10,026
Payable for investments purchased	419,586,405
Share transactions in process	6,877,230
Distributions payable	8,972,912
Accrued management fee	1,117,648
Distribution fees payable	422,552
Other payables and accrued expenses	417,607
Total liabilities		437,404,380
Net Assets		$ 10,085,196,297
Net Assets consist of:
Paid in capital		$ 10,084,881,208
Accumulated net realized gain (loss) on investments		315,089
Net Assets		$ 10,085,196,297
Class I: Net Asset Value, offering price and redemption price per share ($7,566,161,555 ÷ 7,565,921,332 shares)		$1.00
Class II: Net Asset Value, offering price and redemption price per share ($1,038,332,288 ÷ 1,038,299,320 shares)		$1.00
Class III: Net Asset Value, offering price and redemption price per share ($1,480,702,454 ÷ 1,480,655,441 shares)		$1.00

Statement of Operations

	Six months ended September 30, 2001 (Unaudited)
Investment Income Interest		$ 201,953,679
Expenses
Management fee	$ 9,453,854
Transfer agent fees
Class I	561,234
Class II	71,999
Class III	130,946
Distribution fees
Class II	723,664
Class III	1,857,496
Accounting fees and expenses	376,102
Non-interested trustees' compensation	16,724
Custodian fees and expenses	79,170
Registration fees	494,528
Audit	23,722
Legal	10,556
Miscellaneous	64
Total expenses before reductions	13,800,059
Expense reductions	(1,749,883)	12,050,176
Net investment income		189,903,503
Net Realized Gain (Loss) on Investments		315,089
Net increase in net assets resulting from operations		$ 190,218,592

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Domestic Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended September 30, 2001 (Unaudited)	Year ended March 31, 2001
Operations Net investment income	$ 189,903,503	$ 424,390,189
Net realized gain (loss)	315,089	270,738
Net increase (decrease) in net assets resulting from operations	190,218,592	424,660,927
Distributions to shareholders from net investment income:
Class I	(142,446,850)	(290,010,842)
Class II	(19,169,292)	(44,297,725)
Class III	(28,287,361)	(90,081,622)
Total distributions	(189,903,503)	(424,390,189)
Share transactions - net increase (decrease) at net asset value of $1.00 per share:
Class I	736,766,406	2,466,664,534
Class II	(256,739,348)	979,134,714
Class III	(50,839,932)	90,038,463
Total share transactions	429,187,126	3,535,837,711
Total increase (decrease) in net assets	429,502,215	3,536,108,449
Net Assets
Beginning of period	9,655,694,082	6,119,585,633
End of period	$ 10,085,196,297	$ 9,655,694,082

Financial Highlights - Class I

	Six months ended September 30, 2001	Years ended March 31,
Selected Per-Share Data	(Unaudited)	2001	2000	1999	1998	1997
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.020	.062	.053	.052	.055	.053
Less Distributions
From net investment income	(.020)	(.062)	(.053)	(.052)	(.055)	(.053)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B, C	2.06%	6.43%	5.45%	5.37%	5.64%	5.40%
Ratios to Average Net Assets
Expenses before expense reductions	.24% A	.25%	.26%	.27%	.26%	.27%
Expenses net of voluntary waivers, if any	.20% A	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20% A	.20%	.20%	.20%	.20%	.20%
Net investment income	4.05% A	6.21%	5.47%	5.17%	5.50%	5.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,566,162	$ 6,829,159	$ 4,362,301	$ 2,229,906	$ 1,170,833	$ 919,554

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class II

	Six months ended September 30, 2001	Years ended March 31,
Selected Per-Share Data	(Unaudited)	2001	2000	1999	1998	1997
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.020	.061	.052	.051	.054	.051
Less Distributions
From net investment income	(.020)	(.061)	(.052)	(.051)	(.054)	(.051)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B, C	1.98%	6.27%	5.29%	5.22%	5.49%	5.24%
Ratios to Average Net Assets
Expenses before expense reductions	.38% A	.40%	.41%	.43%	.56%	2.37%
Expenses net of voluntary waivers, if any	.35% A	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35% A	.35%	.35%	.35%	.35%	.35%
Net investment income	3.97% A	6.06%	5.21%	4.92%	5.36%	5.10%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,038,332	$ 1,295,039	$ 315,890	$ 324,648	$ 34,455	$ 4,235

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

Financial Highlights - Class III

	Six months ended September 30, 2001	Years ended March 31,
Selected Per-Share Data	(Unaudited)	2001	2000	1999	1998	1997
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.019	.060	.051	.050	.053	.050
Less Distributions
From net investment income	(.019)	(.060)	(.051)	(.050)	(.053)	(.050)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B, C	1.93%	6.16%	5.19%	5.11%	5.38%	5.13%
Ratios to Average Net Assets
Expenses before expense reductions	.49% A	.50%	.52%	.53%	.56%	.61%
Expenses net of voluntary waivers, if any	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Net investment income	3.79% A	5.96%	5.20%	4.84%	5.26%	5.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,480,702	$ 1,531,496	$ 1,441,394	$ 597,374	$ 73,298	$ 121,709

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Money Market Portfolio

Investments September 30, 2001

(Unaudited)

Showing Percentage of Net Assets

Certificates of Deposit - 43.0%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Domestic Certificates Of Deposit - 2.0%
Chase Manhattan Bank USA NA
10/23/01	2.55%	$ 85,000,000	$ 85,000,000
Citibank NA, New York
12/4/01	3.41	75,000,000	75,000,000
12/10/01	3.43	105,000,000	105,000,000
Firstar Bank NA
11/5/01	3.88	50,000,000	50,000,000
State Street Bank & Trust Co.
10/4/01	3.54	90,000,000	90,000,000
U.S. Bank NA, Minnesota
10/19/01	2.63	35,000,000	35,000,000
			440,000,000
London Branch, Eurodollar, Foreign Banks - 25.0%
Abbey National Treasury Services PLC
10/22/01	3.62	55,000,000	55,000,000
11/20/01	3.61	95,000,000	95,000,000
12/3/01	2.50	250,000,000	250,000,000
12/20/01	2.50	50,000,000	50,002,133
2/20/02	3.50	185,000,000	185,000,000
Alliance & Leicester PLC
12/4/01	2.52	30,000,000	30,000,261
12/11/01	3.40	20,000,000	20,000,000
Australia & New Zealand Banking Group Ltd.
10/19/01	3.00	20,000,000	20,000,200
Banco Bilbao Vizcaya Argentaria SA
12/6/01	2.83	20,000,000	20,016,325
Bank of Nova Scotia
10/11/01	3.50	90,000,000	90,000,000
10/18/01	3.42	125,000,000	125,000,000
Bank of Scotland Treasury Services PLC
2/6/02	3.50	15,000,000	15,003,019
5/15/02	3.62	70,000,000	70,004,275
Barclays Bank PLC
10/24/01	4.25	150,000,000	150,000,000
11/16/01	3.92	53,000,000	53,007,939
5/7/02	3.63	200,000,000	200,000,000
Bayerische Hypo-und Vereinsbank AG
10/10/01	3.50	190,000,000	190,000,000
11/13/01	3.50	45,000,000	45,000,000
11/13/01	3.94	50,000,000	50,000,040
11/19/01	3.65	50,000,000	50,000,000
11/20/01	3.65	200,000,000	200,000,000
11/29/01	2.53	250,000,000	250,000,000
3/11/02	3.30	10,000,000	10,000,000
Credit Agricole Indosuez
10/18/01	4.70	100,000,000	99,993,948
12/7/01	3.85	215,000,000	215,001,962
Credit Suisse First Boston Bank
10/25/01	2.59	130,000,000	130,000,000

Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Danske Bank AS
12/4/01	2.51%	$ 40,000,000	$ 40,000,348
Deutsche Bank AG
10/22/01	4.65	100,000,000	100,000,000
10/25/01	2.59	115,000,000	115,000,000
11/21/01	3.95	20,000,000	19,999,445
12/27/01	2.51	95,000,000	95,000,000
Dresdner Bank AG
11/19/01	3.17	15,000,000	15,000,000
12/10/01	3.83	105,000,000	105,000,000
3/11/02	3.31	40,000,000	40,000,000
Halifax PLC
11/19/01	3.15	90,000,000	90,000,000
11/23/01	4.00	50,000,000	50,000,000
12/3/01	2.50	75,000,000	75,000,000
12/4/01	2.50	40,000,000	40,000,000
2/13/02	3.50	55,000,000	55,000,000
3/11/02	3.30	165,000,000	165,000,000
ING Bank NV
10/9/01	3.75	30,000,000	30,000,000
10/10/01	3.51	100,000,000	100,000,000
11/14/01	3.95	50,000,000	49,996,926
11/26/01	2.55	50,000,000	50,000,000
12/13/01	2.52	40,000,000	40,000,000
2/11/02	3.56	135,000,000	135,000,000
2/13/02	3.50	55,000,000	55,000,000
KBC Bank NV
10/18/01	3.43	35,000,000	35,000,082
Landesbank Baden-Wuerttemberg
10/11/01	3.53	100,000,000	100,001,836
11/29/01	3.87	25,000,000	25,002,679
12/11/01	3.39	45,000,000	45,000,000
Landesbank Hessen-Thuringen
12/19/01	3.65	25,000,000	25,002,135
Lloyds TSB Bank PLC
10/18/01	3.40	35,000,000	35,000,000
12/13/01	3.04	50,000,000	50,020,974
Merita Bank PLC
10/17/01	3.40	90,000,000	90,000,000
11/19/01	4.03	100,000,000	100,000,000
11/23/01	4.00	50,000,000	50,000,000
12/10/01	3.44	20,000,000	20,000,000
Nationwide Building Society
12/19/01	2.93	20,000,000	20,000,436
Norddeutsche Landesbank Girozentrale
12/7/01	3.85	100,000,000	100,000,913
Northern Rock PLC
11/13/01	3.58	30,000,000	30,000,000
RaboBank Nederland Coop. Central
11/2/01	2.56	250,000,000	250,000,000
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
London Branch, Eurodollar, Foreign Banks - continued
Societe Generale
12/13/01	3.04%	$ 75,000,000	$ 75,032,970
Svenska Handelsbanken AB
12/27/01	2.52	20,000,000	20,000,240
UBS AG
5/3/02	3.60	150,000,000	150,000,000
Westdeutsche Landesbank Girozentrale
11/13/01	3.50	125,000,000	125,000,000
12/3/01	3.92	55,000,000	55,000,000
12/24/01	3.66	50,000,000	50,000,000
2/20/02	3.52	50,000,000	50,000,969
			5,633,090,055
New York Branch, Yankee Dollar, Foreign Banks - 16.0%
Barclays Bank PLC
10/1/01	3.07 (a)	135,000,000	134,992,035
Bayerische Landesbank Girozentrale
10/19/01	3.00	160,000,000	160,000,000
BNP Paribas SA
11/19/01	3.65	50,000,000	50,000,000
12/3/01	2.50	100,000,000	100,000,000
2/20/02	3.50	185,000,000	185,000,000
5/6/02	3.63	100,000,000	100,000,000
Canadian Imperial Bank of Commerce
12/3/01	2.50	155,000,000	155,000,000
Commerzbank AG
10/17/01	3.70	150,000,000	150,000,000
12/19/01	2.93	85,000,000	85,000,000
Credit Agricole Indosuez
11/5/01	3.00	90,000,000	90,000,000
5/6/02	3.61	200,000,000	200,000,000
Danske Corp.
10/18/01	3.63	15,000,000	15,000,208
Deutsche Bank AG
10/16/01	3.50	400,000,000	400,000,000
11/1/01	2.56 (a)	150,000,000	149,925,000
Dexia Bank SA
12/3/01	2.50	50,000,000	50,000,000
Landesbank Baden-Wuerttemberg
11/19/01	3.92	100,000,000	100,016,009
12/4/01	2.52	170,000,000	170,008,704
Lloyds TSB Bank PLC
10/19/01	3.00	45,000,000	45,000,000
Merita Bank PLC
10/10/01	3.52	80,000,000	80,000,000
National Westminster Bank PLC
7/5/02	4.10	50,000,000	49,996,318
Norddeutsche Landesbank Girozentrale
11/19/01	3.90	100,000,000	100,016,011

Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
RaboBank Nederland Coop. Central
11/15/01	4.00%	$ 150,000,000	$ 150,000,000
Royal Bank of Canada
7/5/02	4.10	25,000,000	24,998,159
Societe Generale
10/16/01	3.50	325,000,000	325,000,000
10/31/01	2.58 (a)	230,000,000	229,885,000
11/2/01	2.55 (a)	75,000,000	74,962,500
Toronto-Dominion Bank
11/2/01	2.58	60,000,000	60,000,000
12/4/01	2.50	50,000,000	50,000,000
Westdeutsche Landesbank Girozentrale
11/26/01	3.94	110,000,000	110,000,000
			3,594,799,944
TOTAL CERTIFICATES OF DEPOSIT			9,667,889,999
Commercial Paper - 43.4%

American Express Credit Corp.
12/14/01	3.63	100,000,000	99,264,111
American Home Products Corp.
10/19/01	3.58	15,000,000	14,973,300
11/9/01	2.66	25,000,000	24,928,229
Amsterdam Funding Corp.
10/1/01	3.50	200,000,000	200,000,000
10/2/01	3.56	75,000,000	74,992,615
10/12/01	3.28	40,000,000	39,956,856
10/15/01	3.42	100,000,000	99,867,389
10/17/01	3.01	125,000,000	124,833,333
10/22/01	3.01	50,000,000	49,912,500
11/20/01	2.96	50,000,000	49,795,833
Aspen Funding Corp.
10/15/01	3.06	275,000,000	274,673,819
Asset Securitization Cooperative Corp.
10/4/01	3.55	90,000,000	89,973,450
10/9/01	3.53	60,000,000	59,953,067
Associates First Capital BV
10/9/01	3.51	30,000,000	29,976,667
AT&T Corp.
10/15/01	4.10	95,000,000	94,850,006
10/24/01	4.08	136,000,000	135,648,969
BNP Paribas Finance, Inc.
12/13/01	3.65	47,800,000	47,452,514
Citibank Credit Card Master Trust I (Dakota Certificate Program)
10/4/01	3.55	100,000,000	99,970,500
10/10/01	3.54	150,000,000	149,867,625
10/12/01	3.25	100,000,000	99,892,444
10/17/01	3.06	96,750,000	96,618,850
10/19/01	2.96	125,000,000	124,815,625
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Citibank Credit Card Master Trust I (Dakota Certificate Program) - continued
10/19/01	3.01%	$ 50,000,000	$ 49,925,000
10/26/01	2.73	95,000,000	94,820,556
11/6/01	3.01	30,000,000	29,910,000
11/7/01	2.96	130,000,000	129,605,847
Citicorp
10/1/01	3.48	250,000,000	250,000,000
10/3/01	3.35	100,000,000	99,981,389
10/10/01	3.47	120,000,000	119,896,200
Corporate Asset Funding Co.
11/1/01	2.71	95,000,000	94,779,125
11/5/01	2.92	100,000,000	99,717,083
11/7/01	3.47	75,000,000	74,734,062
Corporate Receivables Corp.
10/29/01	2.76	65,000,000	64,860,972
11/7/01	3.48	25,000,000	24,911,097
CXC, Inc.
11/5/01	3.49	130,000,000	129,561,431
12/12/01	3.33	50,000,000	49,670,000
Danske Corp.
11/1/01	3.95	24,573,000	24,490,899
11/5/01	3.50	30,000,000	29,898,792
11/14/01	3.95	49,000,000	48,767,931
11/19/01	3.95	25,000,000	24,868,313
2/6/02	3.50	40,000,000	39,510,044
Delaware Funding Corp.
10/15/01	3.06	55,967,000	55,900,617
10/17/01	3.04	64,000,000	63,913,813
Deutsche Bank Financial, Inc.
11/19/01	4.03	250,000,000	248,655,903
Dexia Delaware LLC
10/19/01	2.56	55,000,000	54,929,875
Dresdner U.S. Finance, Inc.
10/24/01	4.20	25,000,000	24,934,354
E.I. du Pont de Nemours & Co.
10/1/01	2.63	50,000,000	50,000,000
Edison Asset Securitization LLC
10/11/01	3.52	170,000,000	169,834,444
10/15/01	3.03	30,979,000	30,942,617
10/19/01	2.97	72,079,000	71,972,323
10/19/01	3.06	30,000,000	29,954,250
10/26/01	2.76	174,000,000	173,667,708
11/2/01	3.49	50,000,000	49,845,778
11/9/01	3.38	40,317,000	40,170,246
11/16/01	2.93	100,000,000	99,626,889
11/26/01	2.60	100,000,000	99,597,111
12/4/01	3.41	37,145,000	36,921,800
Enterprise Funding Corp.
10/15/01	3.06	22,599,000	22,572,195
10/24/01	2.71	14,443,000	14,418,086

Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
10/25/01	2.73%	$ 11,938,000	$ 11,916,352
Falcon Asset Securitization Corp.
10/15/01	4.20	20,560,000	20,527,058
10/18/01	3.01	18,000,000	17,974,500
11/7/01	2.71	250,000,000	249,306,250
11/13/01	2.70	231,000,000	230,257,784
Fleet Funding Corp.
10/25/01	3.41	50,000,000	49,886,667
Ford Motor Credit Co.
10/5/01	3.63	50,000,000	49,979,889
10/9/01	3.63	70,000,000	69,943,844
Fortis Funding LLC
10/18/01	3.01	26,000,000	25,963,167
GE Capital International Funding, Inc.
10/10/01	3.54	80,000,000	79,929,400
General Electric Capital Corp.
10/2/01	3.85	70,000,000	69,992,611
10/10/01	3.52	150,000,000	149,868,375
10/11/01	3.51	100,000,000	99,902,778
10/15/01	3.63	50,000,000	49,930,000
11/14/01	4.00	100,000,000	99,520,889
12/14/01	3.64	150,000,000	148,893,083
12/14/01	3.95	75,000,000	74,404,917
3/12/02	3.45	80,000,000	78,779,600
3/25/02	3.60	30,000,000	29,486,667
General Electric Capital Services, Inc.
11/1/01	3.82	135,000,000	134,562,900
3/13/02	3.41	70,000,000	68,939,821
General Motors Acceptance Corp.
10/9/01	3.61	75,000,000	74,940,167
10/12/01	3.31	75,000,000	74,918,188
Goldman Sachs Group, Inc.
10/11/01	3.92	20,000,000	19,978,556
11/13/01	3.20	150,000,000	149,430,250
ING America Insurance Holdings, Inc.
10/30/01	3.00	27,907,000	27,839,783
Jupiter Securitization Corp.
10/9/01	3.54	47,000,000	46,963,131
10/17/01	2.56	50,000,000	49,943,333
10/19/01	3.68	55,606,000	55,504,519
10/25/01	3.53	120,000,000	119,718,400
10/26/01	2.73	105,000,000	104,801,667
11/13/01	3.53	19,172,000	19,091,850
2/14/02	3.51	14,500,000	14,311,017
Kitty Hawk Funding Corp.
10/5/01	3.30	68,986,000	68,960,705
10/10/01	3.00	100,000,000	99,925,000
10/15/01	3.51	58,387,000	58,307,529
10/24/01	2.73	24,520,000	24,477,390
10/31/01	2.76	48,350,000	48,239,198
Lloyds TSB Bank PLC
12/19/01	3.65	31,000,000	30,756,120
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Montauk Funding Corp.
10/12/01	3.29%	$ 75,000,000	$ 74,918,875
10/18/01	3.47	25,000,000	24,959,153
Nationwide Building Society
12/11/01	3.17	10,000,000	9,937,875
New Center Asset Trust
10/10/01	3.51	100,000,000	99,912,500
10/31/01	2.69	80,000,000	79,821,333
Preferred Receivables Funding Corp.
11/7/01	2.71	31,075,000	30,988,767
2/25/02	3.69	14,150,000	13,941,417
Santander Finance, Inc.
10/12/01	4.13	50,000,000	49,937,056
10/19/01	4.18	100,000,000	99,795,000
11/26/01	3.90	35,000,000	34,791,478
Sheffield Receivables Corp.
10/29/01	2.79	68,610,000	68,461,650
Southern Co.
10/15/01	3.48	26,750,000	26,713,902
Svenska Handelsbanken, Inc.
10/16/01	4.24	70,000,000	69,878,958
Three Rivers Funding Corp.
10/15/01	3.01	40,000,000	39,953,333
Triple-A One Funding Corp.
10/5/01	3.00	50,000,000	49,983,333
10/15/01	3.01	91,481,000	91,374,272
Tyco International Group SA
10/23/01	3.16	20,000,000	19,961,500
10/26/01	2.61	32,000,000	31,942,222
10/31/01	3.57	80,000,000	79,763,333
UBS Finance, Inc.
10/1/01	3.46	500,000,000	499,999,996
Variable Funding Capital Corp.
10/4/01	3.61	130,000,000	129,961,108
10/15/01	3.11	36,026,000	35,982,569
Westpac Capital Corp.
12/4/01	3.90	30,000,000	29,796,267
Windmill Funding Corp.
10/1/01	3.50	250,000,000	250,000,000
10/9/01	3.51	30,000,000	29,976,667
TOTAL COMMERCIAL PAPER			9,770,810,371
Federal Agencies - 7.8%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Fannie Mae - 4.9%
Agency Coupons - 1.1%
10/1/01	3.10% (a)	$ 250,000,000	$ 249,852,806
Discount Notes - 3.8%
10/19/01	3.94	250,000,000	249,516,250
11/1/01	3.93	129,735,000	129,304,334
11/8/01	3.96	50,000,000	49,795,222
11/29/01	3.83	75,000,000	74,537,833
4/5/02	4.12	50,000,000	48,974,417
4/19/02	4.00	100,000,000	97,858,333
5/31/02	3.55	150,000,000	146,521,250
6/14/02	3.58	64,938,000	63,335,619
			859,843,258
			1,109,696,064
Federal Home Loan Bank - 1.3%
Discount Notes - 1.3%
10/19/01	4.33	148,000,000	147,686,980
10/31/01	3.93	153,127,000	152,635,080
			300,322,060
Freddie Mac - 1.6%
Discount Notes - 1.6%
10/29/01	3.93	200,000,000	199,399,556
3/22/02	4.06	50,000,000	49,063,556
4/24/02	4.03	100,000,000	97,790,556
			346,253,668
TOTAL FEDERAL AGENCIES			1,756,271,792
Bank Notes - 0.4%

American Express Centurion Bank
10/5/01	3.56 (a)	40,000,000	40,000,000
10/15/01	3.46 (a)	35,000,000	35,000,000
Bank One NA, Chicago
12/17/01	3.21 (a)	20,000,000	20,019,136
TOTAL BANK NOTES			95,019,136
Master Notes - 2.3%

General Motors Acceptance Corp. Mortgage Credit
10/1/01	3.63	80,000,000	80,000,000
10/1/01	3.70	70,000,000	70,000,000
10/15/01	3.73	55,000,000	54,920,477
11/1/01	2.79	145,000,000	144,652,628
Goldman Sachs Group, Inc.
10/9/01	3.80 (b)	80,000,000	80,000,000
12/18/01	2.98 (b)	80,000,000	80,000,000
TOTAL MASTER NOTES			509,573,105
Medium-Term Notes - 3.8%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Associates Corp. of North America
10/1/01	3.71% (a)	$ 160,000,000	$ 160,000,000
Bank of Scotland Treasury Services PLC
10/25/01	3.80 (a)	35,000,000	35,015,723
BMW U.S. Capital Corp.
10/23/01	2.61 (a)	35,000,000	35,000,000
6/7/02	4.25	35,000,000	34,979,588
CIESCO LP
10/17/01	3.46 (a)	15,000,000	15,000,000
Citigroup, Inc.
10/12/01	3.47 (a)	50,000,000	50,000,000
General Electric Capital Corp.
10/19/01	3.01 (a)	157,000,000	157,000,000
General Motors Acceptance Corp. Mortgage Credit
10/15/01	3.72 (a)	120,000,000	119,826,496
Merrill Lynch & Co., Inc.
10/22/01	3.09 (a)	90,000,000	90,000,000
URI Trust 2000-1
12/18/01	3.20 (a)(b)	43,000,000	43,000,000
Variable Funding Capital Corp.
10/8/01	3.60 (a)	70,000,000	69,995,876
10/22/01	2.76 (a)	45,000,000	45,000,000
TOTAL MEDIUM-TERM NOTES			854,817,683
Short-Term Notes - 1.8%

Jackson National Life Insurance Co.
10/1/01	3.95 (a)(b)	47,000,000	47,000,000
Monumental Life Insurance Co.
10/1/01	3.72 (a)(b)	36,000,000	36,000,000
10/1/01	3.75 (a)(b)	55,000,000	55,000,000
New York Life Insurance Co.
10/1/01	3.89 (a)(b)	60,000,000	60,000,000
10/1/01	3.91 (a)(b)	43,000,000	43,000,000
11/29/01	3.62 (a)(b)	37,000,000	37,000,000
Pacific Life Insurance Co.
12/7/01	3.62 (a)(b)	35,000,000	35,000,000
Transamerica Occidental Life Insurance Co.
11/1/01	3.85 (a)(b)	95,000,000	95,000,000
TOTAL SHORT-TERM NOTES			408,000,000
Repurchase Agreements - 6.5%
	Maturity Amount	Value (Note 1)
In a joint trading account:
(U.S. Government Obligations) dated 9/19/01 due 10/19/01 At 2.5%	$ 751,562,500	$ 750,000,000
(U.S. Treasury Obligations) dated 9/28/01 due 10/1/01 At 3.27%	11,003	11,000
With:
Credit Suisse First Boston, Inc. At 3.52%, dated 9/28/01 due 10/1/01 (Commercial Paper Obligations) (principal amount $189,076,000) 0% - 0.69%, 10/1/01 - 1/11/02	185,054,267	185,000,000
Goldman Sachs & Co. At:
3.51%, dated 9/28/01 due 10/1/01 (Commercial Paper Obligations) (principal amount $408,932,000) 0%, 10/10/01 - 10/29/01	400,116,917	400,000,000
3.52%, dated 9/28/01 due 10/1/01 (Corporate Obligations) (principal amount $72,719,027) 4.12% - 7.63%, 8/1/02 - 10/1/10	75,022,000	75,000,000
J.P. Morgan Securities At 3.5%, dated 9/28/01 due 10/1/01 (Corporate Obligations) (principal amount $47,857,000) 0%, 10/1/04 - 2/1/33	48,014,000	48,000,000
TOTAL REPURCHASE AGREEMENTS		1,458,011,000
TOTAL INVESTMENT PORTFOLIO - 109.0%	24,520,393,086
NET OTHER ASSETS - (9.0)%	(2,030,904,868)
NET ASSETS - 100%	$ 22,489,488,218
Total Cost for Income Tax Purposes $ 24,520,393,086
Legend

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.

(b) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Goldman Sachs Group, Inc.: 3.80%, 10/9/01	7/10/01	$ 80,000,000
2.98%, 12/18/01	9/18/01	$ 80,000,000
Jackson National Life Insurance Co. 3.95%, 10/1/01	7/6/99	$ 47,000,000
Monumental Life Insurance Co.: 3.72%, 10/1/01	7/31/98 - 9/17/98	$ 36,000,000
3.75%, 10/1/01	3/12/99	$ 55,000,000
New York Life Insurance Co.: 3.62%, 11/29/01	8/27/01	$ 37,000,000
3.89%, 10/1/01	4/18/01	$ 60,000,000
3.91%, 10/1/01	12/20/00	$ 43,000,000
Pacific Life Insurance Co. 3.62%, 12/7/01	9/6/01	$ 35,000,000
Transamerica Occidental Life Insurance Co. 3.85%, 11/1/01	4/28/00	$ 95,000,000
URI Trust 2000-1 3.20%, 12/18/01	12/15/00	$ 43,000,000
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $611,000,000 or 2.7% of net assets.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which loans were outstanding amounted to $58,564,600. The weighted average interest rate was 2.64%. Interest earned from the interfund lending program amounted to $21,498 and is included in interest income on the Statement of Operations. At period end there were no interfund loans outstanding.

Income Tax Information

At March 31, 2001, the fund had a capital loss carryforward of approximately $1,109,000 of which $115,000, $547,000, $245,000, $14,000, $180,000 and $8,000 will expire on March 31, 2002, 2003, 2004, 2005, 2006 and 2007, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Money Market Portfolio

Financial Statements

Statement of Assets and Liabilities

	September 30, 2001 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $1,458,011,000) - See accompanying schedule		$ 24,520,393,086
Cash		5,651,654
Interest receivable		57,471,440
Other receivables		13,689
Total assets		24,583,529,869
Liabilities
Payable for investments purchased	$ 2,069,459,308
Distributions payable	20,819,165
Accrued management fee	2,298,910
Distribution fees payable	222,536
Other payables and accrued expenses	1,241,732
Total liabilities		2,094,041,651
Net Assets		$ 22,489,488,218
Net Assets consist of:
Paid in capital		$ 22,489,367,731
Accumulated net realized gain (loss) on investments		120,487
Net Assets		$ 22,489,488,218
Class I: Net Asset Value, offering price and redemption price per share ($21,421,510,166 ÷ 21,421,372,858 shares)		$1.00
Class II: Net Asset Value, offering price and redemption price per share ($285,005,573 ÷ 285,003,746 shares)		$1.00
Class III: Net Asset Value, offering price and redemption price per share ($782,972,479 ÷ 782,967,461 shares)		$1.00

Statement of Operations

	Six months ended September 30, 2001 (Unaudited)
Investment Income Interest		$ 454,335,654
Expenses
Management fee	$ 21,323,512
Transfer agent fees
Class I	1,507,262
Class II	32,895
Class III	65,845
Distribution fees
Class II	364,032
Class III	1,004,306
Accounting fees and expenses	520,147
Non-interested trustees' compensation	47,870
Custodian fees and expenses	200,017
Registration fees	840,112
Audit	43,810
Legal	24,728
Miscellaneous	1,112
Total expenses before reductions	25,975,648
Expense reductions	(5,439,198)	20,536,450
Net investment income		433,799,204
Net Realized Gain (Loss) on Investments		1,229,601
Net increase in net assets resulting from operations		$ 435,028,805

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Money Market Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended September 30, 2001 (Unaudited)	Year ended March 31, 2001
Operations Net investment income	$ 433,799,204	$ 1,129,937,257
Net realized gain (loss)	1,229,601	1,211,956
Net increase (decrease) in net assets resulting from operations	435,028,805	1,131,149,213
Distributions to shareholders from net investment income:
Class I	(408,960,083)	(1,073,930,954)
Class II	(9,446,903)	(13,484,548)
Class III	(15,392,218)	(42,521,755)
Total distributions	(433,799,204)	(1,129,937,257)
Share transactions - net increase (decrease) at net asset value of $1.00 per share:
Class I	2,083,543,298	4,352,002,282
Class II	14,208,202	71,215,799
Class III	(5,702,220)	105,706,261
Total share transactions	2,092,049,280	4,528,924,342
Total increase (decrease) in net assets	2,093,278,881	4,530,136,298
Net Assets
Beginning of period	20,396,209,337	15,866,073,039
End of period	$ 22,489,488,218	$ 20,396,209,337

Financial Highlights - Class I

	Six months ended September 30, 2001	Years ended March 31,
Selected Per-Share Data	(Unaudited)	2001	2000	1999	1998	1997
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.020	.063	.053	.053	.055	.053
Less Distributions
From net investment income	(.020)	(.063)	(.053)	(.053)	(.055)	(.053)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B, C	2.06%	6.47%	5.47%	5.40%	5.68%	5.43%
Ratios to Average Net Assets
Expenses before expense reductions	.23% A	.24%	.24%	.24%	.25%	.28%
Expenses net of voluntary waivers, if any	.18% A	.18%	.18%	.18%	.18%	.18%
Expenses net of all reductions	.18% A	.18%	.18%	.18%	.18%	.18%
Net investment income	4.07% A	6.26%	5.36%	5.24%	5.54%	5.31%
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,421,510	$ 19,336,800	$ 14,983,658	$ 12,768,085	$ 9,383,996	$ 8,714,137

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class II

	Six months ended September 30, 2001	Years ended March 31,
Selected Per-Share Data	(Unaudited)	2001	2000	1999	1998	1997
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.020	.061	.052	.051	.054	.051
Less Distributions
From net investment income	(.020)	(.061)	(.052)	(.051)	(.054)	(.051)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B, C	1.99%	6.31%	5.31%	5.24%	5.52%	5.27%
Ratios to Average Net Assets
Expenses before expense reductions	.38% A	.39%	.40%	.41%	.45%	.51%
Expenses net of voluntary waivers, if any	.33% A	.33%	.33%	.33%	.33%	.33%
Expenses net of all reductions	.33% A	.33%	.33%	.33%	.33%	.33%
Net investment income	3.87% A	6.11%	5.17%	5.13%	5.39%	5.16%
Supplemental Data
Net assets, end of period (000 omitted)	$ 285,006	$ 270,781	$ 199,551	$ 89,741	$ 85,990	$ 167,583

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

Financial Highlights - Class III

	Six months ended September 30, 2001	Years ended March 31,
Selected Per-Share Data	(Unaudited)	2001	2000	1999	1998	1997
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.019	.060	.051	.050	.053	.050
Less Distributions
From net investment income	(.019)	(.060)	(.051)	(.050)	(.053)	(.050)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B, C	1.94%	6.20%	5.20%	5.14%	5.41%	5.17%
Ratios to Average Net Assets
Expenses before expense reductions	.48% A	.49%	.50%	.50%	.52%	.54%
Expenses net of voluntary waivers, if any	.43% A	.43%	.43%	.43%	.43%	.43%
Expenses net of all reductions	.43% A	.43%	.43%	.43%	.43%	.43%
Net investment income	3.82% A	6.01%	5.10%	4.98%	5.28%	5.06%
Supplemental Data
Net assets, end of period (000 omitted)	$ 782,972	$ 788,628	$ 682,865	$ 652,511	$ 487,808	$ 444,048

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Tax-Exempt Portfolio

Investments September 30, 2001

(Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 102.9%
	Principal Amount	Value (Note 1)
Alabama - 4.7%
Alabama Pub. School & College Auth. Rev. Participating VRDN Series ROC 00 1, 2.38% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(d)	$ 6,100,000	$ 6,100,000
Anniston Indl. Dev. Board (Pharmacia Corp. Proj.) Series 1992, 2.35%, VRDN (b)	9,100,000	9,100,000
Anniston Solid Waste Disp. Auth. (Pharmacia Corp. Proj.) Series 1992, 2.35%, VRDN (b)	2,230,000	2,230,000
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series 1999 A, 2.75%, VRDN (b)	19,700,000	19,700,000
Decatur Indl. Dev. Board Poll. Cont. Rev. (Monsanto Co. Proj.):
Series 1990, 2.35%, VRDN (b)	5,925,000	5,925,000
Series 1992, 2.35%, VRDN (b)	3,500,000	3,500,000
Series 1994, 2.35%, VRDN (b)	3,115,000	3,115,000
Eutaw Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) 2.75%, VRDN (b)	5,700,000	5,700,000
Homewood Edl. Bldg. Auth. Rev. 2.75% (AMBAC Insured), VRDN (b)	3,400,000	3,400,000
Jefferson County Gen. Oblig. Series 2001 B, 2.75% (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility Morgan Guaranty Trust Co., NY), VRDN (b)	12,000,000	12,000,000
Jefferson County Swr. Rev. Participating VRDN Series MSDW 00 397, 2.36% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(d)	8,545,000	8,545,000
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series C, 2.21%, VRDN (b)	12,000,000	12,000,000
Montgomery Baptist Med. Ctr. Spl. Care Facilities Fing. Auth. Rev. (Baptist Med. Ctr. Proj.) Series 1994 A, 2.38%, LOC Amsouth Bank NA, Birmingham, VRDN (b)	3,560,000	3,560,000
Tuscaloosa County Port Auth. Rev. (Capstone Hotel Ltd. Proj.) Series 1989 A, 2.35%, LOC Southtrust Bank NA, VRDN (b)	3,600,000	3,600,000
		98,475,000
Alaska - 0.5%
Alaska Hsg. Fin. Corp. Participating VRDN:
Series BA 97 F, 2.38% (Liquidity Facility Bank of America NA) (b)(d)	2,100,000	2,100,000
Series FRRI 98 2, 2.45% (Liquidity Facility Bank of New York NA) (b)(d)	1,340,000	1,340,000

	Principal Amount	Value (Note 1)
Series FRRI 99 2, 2.45% (Liquidity Facility Commerzbank AG) (b)(d)	$ 3,300,000	$ 3,300,000
Series Merlots 99 D, 2.39% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(d)	3,300,000	3,300,000
		10,040,000
Arizona - 2.2%
Arizona Health Facilities Auth. Rev. (Arizona Health Care Proj.) Series 2000 B, 2.35% (FSA Insured), VRDN (b)	5,500,000	5,500,000
Arizona School Facilities Board Rev. Participating VRDN Series MSDW 00 497, 2.36% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(d)	6,705,000	6,705,000
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Series 2001 B, 2.65% 2/12/02, LOC Dexia Cr. Local de France, CP	5,000,000	5,000,000
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Paradise Lakes Apt. Proj.) Series 1995, 2.35%, LOC Gen. Elec. Cap. Corp., VRDN (b)	18,000,000	18,000,000
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.:
Series 1997 A, 3.15% 10/11/01, CP	5,600,000	5,600,000
2.05% 12/12/01, CP	6,500,000	6,500,000
		47,305,000
California - 5.7%
California Gen. Oblig.:
Variable Rate TRAN:
Series 2001 B, 0% 6/28/02 (b)	38,000,000	38,000,000
Series 2001 C, 0% 6/28/02 (b)	38,000,000	38,000,000
RAN 3.25% 6/28/02	15,500,000	15,614,855
2.2% 12/6/01, CP	17,600,000	17,600,000
California Higher Ed. Student Ln. Auth. Rev. Bonds Series A2B, 3.15%, tender 4/1/02, LOC Student Ln. Marketing Assoc. (b)	7,700,000	7,700,000
East Bay Muni. Util. District Wtr. Sys. Rev. Series 1988, 2.65% 10/9/01, CP	3,500,000	3,500,000
		120,414,855
Colorado - 2.0%
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp. Proj.) Series 2000, 2.4%, LOC Bank One, Colorado NA, VRDN (b)	19,200,000	19,200,000
Colorado Springs Utils. Rev. Participating VRDN Series SGB 28, 2.38% (Liquidity Facility Societe Generale) (b)(d)	12,000,000	12,000,000
Denver City & County Arpt. Rev. Participating VRDN:
Series Merlots 97 Q, 2.39% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(d)	2,900,000	2,900,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Colorado - continued
Denver City & County Arpt. Rev. Participating VRDN: - continued
Series MSDW 00 425, 2.36% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(d)	$ 5,620,000	$ 5,620,000
El Paso County School District #11 Colorado Springs TAN 3.5% 6/28/02	3,400,000	3,425,237
		43,145,237
Delaware - 0.5%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, 2.4%, VRDN (b)	6,565,000	6,565,000
Delaware Hsg. Auth. Rev. Participating VRDN Series PA 39, 2.43% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,165,000	4,165,000
		10,730,000
District Of Columbia - 1.7%
District of Columbia Gen. Oblig. Participating VRDN:
Series ROC 00 2, 2.38% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(d)	21,625,000	21,625,000
Series ROC II 99 10, 2.38% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(d)	3,965,000	3,965,000
Series ROC II 99 12, 2.38% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(d)	4,200,000	4,200,000
District of Columbia Wtr. & Swr. Auth. Participating VRDN Series PA 612, 2.38% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,320,000	5,320,000
		35,110,000
Florida - 7.9%
Brevard County School District TAN 2.75% 6/28/02	13,100,000	13,162,059
Florida Board Lottery Rev. Participating VRDN Series EGL 00 0904, 2.38% (Liquidity Facility Citibank NA, New York) (b)(d)	5,000,000	5,000,000
Florida Board of Ed. Cap. Outlay Participating VRDN:
Series EGL 01 0905, 2.38% (Liquidity Facility Citibank NA, New York) (b)(d)	5,630,000	5,630,000
Series ROC II R81, 2.38% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(d)	3,680,000	3,680,000
Florida Board of Ed. Lottery Rev. Participating VRDN Series EGL 01 0904, 2.38% (Liquidity Facility Citibank NA, New York) (b)(d)	23,375,000	23,375,000
Jacksonville Elec. Auth. Rev. 2.55% 2/8/02, CP	1,600,000	1,600,000
Jacksonville Gen. Oblig. 2.85% 10/1/01, CP	10,900,000	10,900,000

	Principal Amount	Value (Note 1)
Lakeland Elec. & Wtr. Rev. Participating VRDN Series EGL 96 0901, 2.45% (Liquidity Facility Citibank NA, New York) (b)(d)	$ 1,330,000	$ 1,330,000
Lee County Arpt. Rev. Participating VRDN Series ROC II R14, 2.4% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(d)	6,870,000	6,870,000
Lee County Hosp. Board of Directors Hosp. Rev. Bonds (Lee Memorial Hosp. Proj.):
Series 1992 B, 2.45% tender 12/11/01, CP mode	1,000,000	1,000,000
Series 1995 A, 2.6% tender 10/5/01, CP mode	2,000,000	2,000,000
Series 1997 B, 2.45% tender 12/11/01, CP mode	5,100,000	5,100,000
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 2.85%, VRDN (b)	3,500,000	3,500,000
Miami-Dade County Gen. Oblig. 2.55% 2/8/02 (FGIC Insured), CP	8,800,000	8,800,000
Orlando Utils. Commission Wtr. & Elec. Rev. Participating VRDN Series SG 18, 2.43% (Liquidity Facility Societe Generale) (b)(d)	4,365,000	4,365,000
Saint Lucie County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 2.75%, VRDN (b)	3,700,000	3,700,000
Sarasota County Pub. Hosp. District Hosp. Rev. Bonds (Sarasota Memorial Hosp. Proj.) Series A, 2.6% tender 1/15/02, CP mode	7,700,000	7,700,000
Sunshine State Govt. Fing. Commission Rev.:
Series B:
2.05% 12/14/01 (FGIC Insured), CP	3,975,000	3,975,000
2.6% 10/10/01 (FGIC Insured), CP	13,500,000	13,500,000
Series C:
2.2% 10/4/01 (AMBAC Insured), CP	13,631,000	13,631,000
2.25% 2/8/02 (AMBAC Insured), CP	6,896,000	6,896,000
Series D, 2.25% 2/8/02 (FGIC Insured) (AMBAC Insured), CP	6,840,000	6,840,000
2.4% 10/3/01 (FGIC Insured), CP	12,200,000	12,200,000
Tampa Sports Auth. Rev. Participating VRDN Series SGA 61, 2.75% (Liquidity Facility Societe Generale) (b)(d)	2,100,000	2,100,000
		166,854,059
Georgia - 3.2%
Atlanta Arpt. Rev. Participating VRDN:
Series EGL 00 1003, 2.38% (Liquidity Facility Citibank NA, New York) (b)(d)	10,000,000	10,000,000
Series PA 677R, 2.38% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,000,000	5,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Georgia - continued
Floyd County Dev. Auth. Rev. (Darlington School Proj.) Series 2000, 2.35%, LOC Suntrust Bank, VRDN (b)	$ 3,100,000	$ 3,100,000
Fulton County School District TAN 3.75% 12/28/01	10,000,000	10,014,817
Georgia Gen. Oblig. Participating VRDN Series ROC II R11, 2.38% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(d)	7,700,000	7,700,000
Rome Gen. Oblig. TAN 3.1% 12/31/01	5,200,000	5,203,561
Roswell Hsg. Auth. Multi-family Hsg. Rev. (Autumnbrook Apts. Proj.) Series 1991 A, 2.4%, LOC Amsouth Bank NA, Birmingham, VRDN (b)	5,200,000	5,200,000
South Georgia Hosp. Auth. Rev. (Georgia Alliance Cmnty. Hosp. Proj.) Series 1999 A, 2.45% (AMBAC Insured), VRDN (b)	21,400,000	21,400,000
		67,618,378
Hawaii - 0.4%
Hawaii Gen. Oblig. Participating VRDN Series ROC II R80, 2.38% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(c)(d)	3,185,000	3,185,000
Honolulu City & County Gen. Oblig. Bonds Series A, 5% 11/1/01 (FGIC Insured) (Escrowed to Maturity) (c)	4,880,000	4,887,486
		8,072,486
Idaho - 0.3%
Caribou County Poll. Cont. Rev. (Pharmacia Corp. Proj.):
Series 1990, 2.35%, VRDN (b)	3,600,000	3,600,000
Series 1994 A, 2.35%, VRDN (b)	3,000,000	3,000,000
		6,600,000
Illinois - 9.6%
Chicago Board of Ed. Participating VRDN Series BA 96 BB, 2.48% (Liquidity Facility Bank of America NA) (b)(d)	9,000,000	9,000,000
Chicago Gen. Oblig.:
Bonds Series A, 4.25%, tender 10/25/01, LOC Landesbank Hessen-Thuringen (b)	5,400,000	5,400,000
Participating VRDN:
Series Merlots 00 A12, 2.39% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(d)	2,200,000	2,200,000
Series Merlots 01 A33, 2.39% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(d)	6,700,000	6,700,000
Series MSDW 00 426, 2.36% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(d)	5,495,000	5,495,000
Chicago Rev. (HomeStart Prog.) Series 2000 A, 2.35%, LOC Northern Trust Co., Chicago, LOC Bank One NA, VRDN (b)	10,000,000	10,000,000

	Principal Amount	Value (Note 1)
Chicago Skyway Bridge Toll Participating VRDN Series EGL 01 1304, 2.38% (Liquidity Facility Citibank NA, New York) (b)(d)	$ 3,000,000	$ 3,000,000
Chicago Tax Increment Rev. (Stockyards Southeast Quad Proj.) Series 1996 B, 2.35%, LOC Northern Trust Co., Chicago, VRDN (b)	11,000,000	11,000,000
Chicago Wtr. Rev. Participating VRDN:
Series Merlots 00 TT, 2.39% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(d)	2,400,000	2,400,000
Series SGA 93, 2.75% (Liquidity Facility Societe Generale) (b)(d)	28,175,000	28,175,000
Cook County Gen. Oblig. Participating VRDN Series EGL 01 1302, 2.38% (Liquidity Facility Citibank NA, New York) (b)(d)	6,700,000	6,700,000
Glendale Heights Multi-family Hsg. Rev. Participating VRDN Series PT 106, 2.43% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	1,330,000	1,330,000
Hoffman Estates Tax Increment Rev. Bonds (Economic Dev. Area Proj.) 5% 11/15/01 (AMBAC Insured)	6,850,000	6,866,912
Illinois Dev. Fin. Auth. Rev.:
(AMR Pooled Fing. Prog.):
Series 1999 B1, 2.35%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)	8,885,000	8,885,000
Series A, 2.45% (Bank of America NA Guaranteed), VRDN (b)	19,870,000	19,870,000
(Illinois Valley Cmnty. Hosp. Proj.) Series 1999 D1, 2.35%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	6,000,000	6,000,000
Illinois Edl. Facilities Auth. Revs. Participating VRDN Series Merlots 97 U, 2.39% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(d)	4,250,000	4,250,000
Illinois Gen. Oblig. Participating VRDN:
Series BS 01 148, 2.33% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	12,435,000	12,435,000
Series EGL 00 1304, 2.38% (Liquidity Facility Citibank NA, New York) (b)(d)	2,300,000	2,300,000
Series MSDW 98 143, 2.36% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(d)	25,560,000	25,560,000
Series ROC 00 10, 2.38% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(d)	9,400,000	9,400,000
Illinois Reg'l. Trans. Auth. Participating VRDN Series EGL 01 1306, 2.38% (Liquidity Facility Citibank NA, New York) (b)(d)	8,600,000	8,600,000
Univ. of Illinois Rev. Participating VRDN Series EGL 00 1301, 2.38% (Liquidity Facility Citibank NA, New York) (b)(d)	6,855,000	6,855,000
		202,421,912
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Indiana - 2.3%
Indiana Bond Bank TAN Series A2, 4% 1/22/02, LOC Bank of New York NA	$ 20,600,000	$ 20,641,769
Indianapolis Gas Util. Sys. Rev. 2.55% 1/16/02, CP	10,300,000	10,300,000
Marshall County Econ. Dev. Rev. (Culver Edl. Foundation Prog.) Series 2000, 2.25%, LOC Bank One NA, VRDN (b)	3,100,000	3,100,000
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1993, 2.4%, LOC Bank One, Indiana NA, VRDN (b)	2,100,000	2,100,000
Sullivan Poll. Cont. Rev. Bonds (Hoosier Energy Rural Elec. Coop. Proj.):
Series 1985 L4, 2.2% tender 10/4/01 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	6,035,000	6,035,000
Series 1985 L5:
2.2% tender 10/4/01 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	2,300,000	2,300,000
2.4% tender 2/11/02 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	1,000,000	1,000,000
Valparaiso Econ. Dev. Rev. (Indiana Retirement Cmnty. Proj.) 2.4%, LOC Bank One, Indiana NA, VRDN (b)	2,700,000	2,700,000
		48,176,769
Iowa - 0.1%
Iowa Fin. Auth. Private College Rev. (Morningside College Proj.) 2.85%, LOC Firstar Bank NA, VRDN (b)	1,200,000	1,200,000
Kansas - 0.6%
Burlington Poll. Cont. Rev. Participating VRDN Series FRRI A15, 2.45% (Liquidity Facility Bank of New York NA) (b)(d)	8,000,000	8,000,000
Kansas Dept. of Trans. Hwy. Rev. Participating VRDN Series EGL 00 1601, 2.38% (Liquidity Facility Citibank NA, New York) (b)(d)	4,000,000	4,000,000
		12,000,000
Kentucky - 2.8%
Clark County Poll. Cont. Rev. Bonds (East Kentucky Pwr. Coop., Inc. Proj.) Series J2, 3.25%, tender 10/15/01 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed) (b)	11,000,000	11,000,000
Jefferson County Board of Ed. RAN 3.5% 6/28/02	4,200,000	4,225,659
Jefferson County Poll. Cont. Rev.:
Bonds (Louisville Gas & Elec. Co. Proj.) Series 1992 A, 2.45% tender 12/7/01, CP mode	5,000,000	5,000,000
(Philip Morris Co., Inc. Proj.) Series 1992, 2.35%, VRDN (b)	1,300,000	1,300,000

	Principal Amount	Value (Note 1)
Jefferson County Retirement Home Rev. (Nazareth Library Proj.) 2.35%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	$ 4,500,000	$ 4,500,000
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.) Series 1984 B, 2.4% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	7,675,000	7,675,000
Middletown Rev. (Christian Academy Proj.) Series 1997, 2.4%, LOC Bank One, Kentucky NA, VRDN (b)	10,775,000	10,775,000
Trimble County Poll. Cont. Rev. Bonds 2.9% tender 11/1/01, CP mode	15,000,000	15,000,000
		59,475,659
Louisiana - 1.3%
Calcasieu Parish Indl. Dev. Board Poll. Cont. Rev. (PPG Industries, Inc. Proj.):
Series 1992, 2.4%, VRDN (b)	10,000,000	10,000,000
Series 1999, 2.73%, VRDN (b)	3,400,000	3,400,000
Lafayette Econ. Dev. Auth. Indl. Dev. Rev. (Holt County of Louisiana Proj.) 2.66%, LOC Chase Manhattan Bank, VRDN (b)	3,500,000	3,500,000
Louisiana Local Govt. Envir. Facilities Cmnty. Dev. Auth. Rev. (Shreveport/Independence Proj.) Series 2000, 2.4% (MBIA Insured), VRDN (b)	3,800,000	3,800,000
West Baton Rouge Parish Indl. District #3 Rev. Bonds (Dow Chemical Co. Proj.) Series 1991, 2.5% tender 10/10/01, CP mode	6,300,000	6,300,000
		27,000,000
Maine - 0.2%
Maine Hsg. Auth. Mtg. Purchase Rev. Bonds Series E1, 4.35% 11/14/01	4,300,000	4,300,000
Maryland - 0.4%
Baltimore Rev. Participating VRDN Series SGA 20, 2.33% (Liquidity Facility Societe Generale) (b)(d)	5,500,000	5,500,000
Montgomery County Gen. Oblig. Series 1995, 2.8% 10/9/01, CP	3,400,000	3,400,000
		8,900,000
Massachusetts - 1.9%
Billerica Gen. Oblig. BAN Lot A, 3% 1/11/02	5,500,000	5,505,302
Ludlow Gen. Oblig. BAN 3.2% 7/12/02	12,322,250	12,373,589
Massachusetts Gen. Oblig. Series F, 2.25% 11/7/01, LOC Morgan Guaranty Trust Co., NY, CP	5,700,000	5,700,000
Weston Gen. Oblig. BAN 2.75% 6/12/02 (a)	17,600,000	17,678,496
		41,257,387
Michigan - 1.7%
Detroit Wtr. Supply Sys. Rev. Participating VRDN Series Merlots 00 D, 2.39% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(d)	2,000,000	2,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Eastern Michigan Univ. Revs. 2.8% (FGIC Insured), VRDN (b)	$ 7,000,000	$ 7,000,000
Michigan Bldg. Auth. Rev.:
Participating VRDN Series EGL 01 2202, 2.38% (Liquidity Facility Citibank NA, New York) (b)(d)	8,145,000	8,145,000
Series 2, 2.1% 10/10/01, LOC Bank of New York NA, LOC Commerzbank AG, CP	3,100,000	3,100,000
Michigan Gen. Oblig. Bonds 3.2% tender 10/3/01 (Liquidity Facility Michigan Gen. Oblig.), CP mode	4,200,000	4,200,000
Michigan Gen. Oblig. Ctfs. of Prtn. Bonds 4% 10/1/01, LOC Bank of New York NA	5,700,000	5,700,000
Northern Michigan Univ. Revs. 2.8% (FGIC Insured), VRDN (b)	6,000,000	6,000,000
		36,145,000
Minnesota - 1.5%
Minneapolis & Saint Paul Metro. Arpts. Commission Arpt. Rev. Participating VRDN:
Series Merlots 00 ZZ, 2.39% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(d)	3,295,000	3,295,000
Series SGA 121, 2.33% (Liquidity Facility Societe Generale) (b)(d)	3,700,000	3,700,000
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 2.4%, LOC Fannie Mae, VRDN (b)	21,400,000	21,400,000
Univ. of Minnesota Gen. Oblig. Participating VRDN Series ROC II R29, 2.38% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(d)	4,165,000	4,165,000
		32,560,000
Mississippi - 1.4%
Mississippi Dev. Bank Spl. Oblig. Participating VRDN Series Merlots 00 HH, 2.39% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(d)	3,100,000	3,100,000
Mississippi Gen. Oblig.:
Participating VRDN:
Series EGL 99 2401, 2.38% (Liquidity Facility Citibank NA, New York) (b)(d)	5,300,000	5,300,000
Series Putters 138, 2.38% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(d)	14,450,000	14,450,000
RAN 2.4% 9/27/02	7,300,000	7,301,265
		30,151,265
Nebraska - 0.4%
Omaha Gen. Oblig. Participating VRDN Series EGL 00 2701, 2.38% (Liquidity Facility Citibank NA, New York) (b)(d)	9,000,000	9,000,000

	Principal Amount	Value (Note 1)
Nevada - 1.0%
Clark County Passenger Facility Charge Rev. Bonds (Las Vegas/McCarran Int'l. Arpt. Proj.) Series A, 6% 7/1/22 (AMBAC Insured) (Pre-Refunded to 7/1/02 @ 102) (c)	$ 5,000,000	$ 5,217,390
Clark County School District Participating VRDN:
Series MSDW 00 311, 2.36% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(d)	3,445,000	3,445,000
Series MSDW 00 378, 2.36% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(d)	2,015,000	2,015,000
Las Vegas Valley Wtr. District Series 1998 A, 2.05% 12/14/01, LOC UBS AG, LOC Westdeutsche Landesbank Girozentrale, CP	2,000,000	2,000,000
Nevada Gen. Oblig. Participating VRDN Series SGB 31, 2.38% (Liquidity Facility Societe Generale) (b)(d)	7,600,000	7,600,000
		20,277,390
New York - 0.3%
Commack Union Free School District TAN 3.25% 6/27/02	7,000,000	7,027,629
New York & New Jersey - 0.1%
Port Auth. New York & New Jersey Spl. Oblig. Rev. Series 2, 2.8%, VRDN (b)	2,300,000	2,300,000
Non State Specific - 0.5%
Stephens Equity Trust I Participating VRDN Series 1996, 2.48%, LOC Bayerische Hypo-und Vereinsbank AG (b)(d)	11,000,000	11,000,000
North Carolina - 2.7%
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Participating VRDN Series PA 693, 2.38% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,095,000	6,095,000
Raleigh-Durham Arpt. Auth. Spl. Facilities Rev. (American Airlines, Inc. Proj.):
Series 1995 A, 2.75%, LOC Bank of America NA, VRDN (b)	5,850,000	5,850,000
Series 1995 B, 2.75%, LOC Bank of America NA, VRDN (b)	23,050,000	23,050,000
Univ. of North Carolina Hosp. at Chapel Hill Rev. Series 2001 A, 2.8%, VRDN (b)	22,650,000	22,650,000
		57,645,000
Ohio - 7.0%
Cleveland Arpt. Sys. Rev. Participating VRDN Series SGA 126, 2.33% (Liquidity Facility Societe Generale) (b)(d)	3,000,000	3,000,000
Clinton County Hosp. Rev. (Ohio Hosp. Cap., Inc. Pooled Fing. Prog.) Series 2000 A, 2.35%, LOC Nat'l. City Bank, VRDN (b)	15,600,000	15,600,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Cuyahoga County Hosp. Rev. (Cleveland Clinic Foundation Prog.):
Series 1997 C, 2.3% (Liquidity Facility Bank of America NA), VRDN (b)	$ 9,600,000	$ 9,600,000
Series 1997 D, 2.75% (Liquidity Facility Bank of America NA), VRDN (b)	25,165,000	25,165,000
Erie County Health Care Facilities Rev. (Commons of Providence Proj.) Series 1999 B, 2.43%, LOC Bank One NA, VRDN (b)	3,600,000	3,600,000
Hunting Valley Gen. Oblig. BAN 3.6% 2/27/02	4,750,000	4,754,673
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 1996, 2.33%, LOC Bank One NA, VRDN (b)	13,150,000	13,150,000
Lorain County Independent Living Facilities Rev. (Elyria United Methodist Village Proj.) 2.37%, LOC Bank One NA, VRDN (b)	12,180,000	12,180,000
Mahoning County Hosp. Facilities Rev. (Forum Health Obligated Group Proj.) Series 1997 B, 2.37% (MBIA Insured) (BPA Bank One NA), VRDN (b)	2,900,000	2,900,000
Ohio Air Quality Dev. Auth. Rev. (Toledo Edison Co. Proj.) Series 2000 A, 2.7%, LOC Barclays Bank PLC, VRDN (b)	6,900,000	6,900,000
Ohio Higher Edl. Facility Commission Rev. (Pooled Fing. Prog.):
Series 1997, 2.4%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	10,500,000	10,500,000
Series 1999, 2.4%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	9,300,000	9,300,000
Ohio Pub. Facilities Commission Rev. Bonds (Higher Ed. Cap. Facilities Proj.) Series 1996 IIB, 5% 11/1/01 (FSA Insured)	2,740,000	2,743,916
Ohio Univ. Gen. Receipts Series C, 2.6% 10/10/01, CP	13,900,000	13,900,000
Summit County Civic Facilities Rev. (YMCA of Akron Proj.) 2.35%, LOC Key Bank Nat'l. Assoc., VRDN (b)	4,490,000	4,490,000
Warren County Health Care Facilities Rev. (Otterbein Homes Proj.) Series 1998 B, 2.25%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	9,421,000	9,421,000
		147,204,589
Oklahoma - 1.3%
Oklahoma Dev. Fin. Auth. Hosp. Rev. (Deaconess Health Care Corp. Proj.) Series 2000 A, 2.35%, LOC KBC Bank NV, VRDN (b)	7,000,000	7,000,000
Oklahoma Dev. Fin. Auth. Rev.:
Bonds (Samuel Roberts Noble, Inc. Proj.) 5% 5/1/02	2,795,000	2,828,647

	Principal Amount	Value (Note 1)
(Oklahoma Hosp. Assoc. Proj.) Series 1999 A, 2.45% (CDC Fdg. Corp. Guaranteed), VRDN (b)	$ 13,100,000	$ 13,100,000
Oklahoma Wtr. Resources Board Student Ln. Prog. Rev. Bonds Series 2001, 2.53%, tender 4/1/02 (Liquidity Facility Societe Generale) (b)	5,400,000	5,400,000
		28,328,647
Oregon - 1.0%
Oregon Health Hsg. Edl. & Cultural Facilities Auth. (Hillside Manor Proj.) Series 2000 A, 2.43%, LOC Bank One, Arizona NA, VRDN (b)	5,500,000	5,500,000
Oregon Hsg. & Cmnty. Svcs. Dept. Mtg. Rev. Bonds:
Series 2001 E, 3.2% 3/28/02	10,000,000	10,000,000
Series M, 2.55% 9/12/02	3,000,000	3,000,000
2.2% 9/12/02	3,000,000	3,000,000
		21,500,000
Pennsylvania - 4.6%
Allegheny County Indl. Dev. Auth. Rev. (Duquesne Lt. Co. Proj.) Series 1999 A, 2.35% (AMBAC Insured), VRDN (b)	5,000,000	5,000,000
Allegheny County Port Auth. RAN 3.5% 6/28/02, LOC PNC Bank NA, Pittsburgh	9,300,000	9,356,967
Dauphin County Gen. Auth. Rev. (School District Pooled Fing. Prog.) 2.3% (AMBAC Insured) (BPA Bank of Nova Scotia) (BPA Commerzbank AG), VRDN (b)	3,800,000	3,800,000
Delaware County Auth. Hosp. Rev. (Crozer-Chester Med. Ctr. Proj.) Series 1996, 2.21%, LOC Kredietbank, VRDN (b)	4,715,000	4,715,000
Lancaster Higher Ed. Auth. College Rev. (Franklin & Marshall College Proj.) 2.38% (BPA Chase Manhattan Bank), VRDN (b)	14,640,000	14,640,000
Montgomery County Indl. Dev. Auth. Rev. (Gaudenzia Foundation, Inc. Prog.) 2.35%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	5,720,000	5,720,000
Montgomery Higher Ed. & Health Auth. Rev. Participating VRDN Series BS 98 31 Class A, 2.43% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	10,000,000	10,000,000
Northeastern Pennsylvania Hosp. & Edl. Auth. Health Care Rev. (Wyoming Valley Health Care Proj.) Series 1994 A, 2.45% (AMBAC Insured), VRDN (b)	3,400,000	3,400,000
Norwin School District Participating VRDN Series AAB 01 12, 2.29% (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	4,800,000	4,800,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Bonds:
(Carlow College Proj.) Series 1997 B2, 4.4%, tender 11/1/01, LOC PNC Bank NA, Pittsburgh (b)	$ 3,400,000	$ 3,400,000
(Messiah College Proj.) Series 1998 C2, 4.4%, tender 11/1/01, LOC PNC Bank NA, Pittsburgh (b)	2,550,000	2,550,000
(Keystone College Proj.) Series 2001 H5, 2.35%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	8,500,000	8,500,000
Philadelphia Auth. for Indl. Dev. Revs. (Cliveden-Maplewood Convalescent Ctr., Inc. Proj.) Series 1999, 2.35%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	2,100,000	2,100,000
Philadelphia Gas Works Rev. Series 1998 C, 2.1% 11/5/01, LOC Morgan Guaranty Trust Co., NY, CP	2,000,000	2,000,000
Scranton-Lackawanna Health & Welfare Auth. Rev. (Elan Gardens Proj.) Series 1996, 2.45%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	4,350,000	4,350,000
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. Bonds (Pennsylvania Panthers Proj.) Series 2001 A, 4% 4/4/02	7,800,000	7,830,517
Washington County Hosp. Auth. Rev. Bonds (Washington Hosp. Proj.) Series 2001, 4%, tender 7/1/02, LOC PNC Bank NA, Pittsburgh (b)	4,495,000	4,536,767
		96,699,251
South Carolina - 0.8%
Berkeley County Poll. Cont. Facilities Rev. (Alumax, Inc. Proj.) 2.38% (Alcoa, Inc. Guaranteed), VRDN (b)	7,600,000	7,600,000
South Carolina Pub. Svc. Auth. Rev. Participating VRDN Series EGL 00 4001, 2.38% (Liquidity Facility Citibank NA, New York) (b)(d)	2,000,000	2,000,000
South Carolina Trans. Infrastructure Bank Rev. Participating VRDN Series SGA 116, 2.75% (Liquidity Facility Societe Generale) (b)(d)	8,365,000	8,365,000
		17,965,000
South Dakota - 0.2%
South Dakota Hsg. Dev. Auth. Bonds (Homeownership Mtg. Prog.) Series 2000 J, 4.375% 11/8/01	4,000,000	4,000,000
Tennessee - 1.5%
Johnson City Health & Edl. Hosp. Rev. Participating VRDN Series FRRI 00 A2, 2.45% (Liquidity Facility Bank of New York NA) (b)(d)	4,300,000	4,300,000

	Principal Amount	Value (Note 1)
Memphis Gen. Oblig.:
Participating VRDN Series SGB 23, 2.38% (Liquidity Facility Societe Generale) (b)(d)	$ 30,000	$ 30,000
2.6% 11/8/01 (Liquidity Facility Westdeutsche Landesbank Girozentrale), CP	17,700,000	17,700,000
Metro. Govt. Nashville & Davidson County Participating VRDN Series SGA 11, 2.33% (Liquidity Facility Societe Generale) (b)(d)	2,100,000	2,100,000
Metro. Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev. Bonds 6.075% 1/1/22 (AMBAC Insured) (Pre-Refunded to 1/1/02 @ 102) (c)	3,100,000	3,182,399
Shelby County Gen. Oblig. Participating VRDN Series EGL 00 4201, 2.38% (Liquidity Facility Citibank NA, New York) (b)(d)	4,000,000	4,000,000
		31,312,399
Texas - 15.6%
Austin Elec. Util. Sys. Rev. Participating VRDN:
Series SGA 122, 2.33% (Liquidity Facility Societe Generale) (b)(d)	9,680,000	9,680,000
Series SGA 131, 2.33% (Liquidity Facility Societe Generale) (b)(d)	8,605,000	8,605,000
Austin Gen. Oblig. Participating VRDN Series EGL 00 4305, 2.38% (Liquidity Facility Citibank NA, New York) (b)(d)	5,955,000	5,955,000
Austin Hsg. Fin. Corp. Multi-family Hsg. Rev. (Riverchase Proj.) Series 1985 A, 2.31%, LOC Household Fin. Corp., VRDN (b)	6,000,000	6,000,000
Austin Wtr. & Wastewtr. Sys. Rev. Participating VRDN Series EGL 00 4303, 2.38% (Liquidity Facility Citibank NA, New York) (b)(d)	5,000,000	5,000,000
Bexar County Health Facilities Dev. Corp. Rev. (Warm Springs Rehabilitation Proj.) Series 1997, 2.4%, LOC Chase Bank of Texas NA, VRDN (b)	6,200,000	6,200,000
Brazos Hbr. Indl. Dev. Corp. Poll. Cont. Rev. Bonds (Dow Chemical Co. Proj.) Series 1986, 2.2% tender 10/4/01, CP mode	2,200,000	2,200,000
Brazos River Hbr. Navigation District of Brazoria County Poll. Cont. Rev. Bonds (Dow Chemical Co. Proj.):
Series 1990, 2.6% tender 11/14/01, CP mode	3,000,000	3,000,000
Series 1991, 2.5% tender 10/10/01, CP mode	2,600,000	2,600,000
Comal County Health Facilities Dev. Rev. (McKenna Memorial Health Sys. Proj.) 2.4%, LOC Chase Manhattan Bank, VRDN (b)	5,100,000	5,100,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Texas - continued
Dallas-Fort Worth Reg'l. Arpt. Rev. Participating VRDN Series EGL 00 C4308, 2.38% (Liquidity Facility Citibank NA, New York) (b)(d)	$ 10,705,000	$ 10,705,000
Edinburg Consolidated Independent School District Participating VRDN Series SGA 106, 2.33% (Liquidity Facility Societe Generale) (b)(d)	2,485,000	2,485,000
El Paso Wtr. & Swr. Rev. Series A, 2.4% 10/10/01, CP	4,000,000	4,000,000
Harlandale Independent School District Participating VRDN Series SGA 100, 2.33% (Liquidity Facility Societe Generale) (b)(d)	7,480,000	7,480,000
Harris County Gen. Oblig. Participating VRDN Series EGL 01 4305, 2.38% (Liquidity Facility Citibank NA, New York) (b)(d)	4,500,000	4,500,000
Harris County Health Facilities Dev. Corp. Rev. (Saint Dominic Village Proj.) Series 2000, 2.4%, LOC Chase Bank of Texas NA, VRDN (b)	5,000,000	5,000,000
Harris County Health Facilities Dev. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.) Series 1999 B, 2.4% (FSA Insured), VRDN (b)	10,000,000	10,000,000
Harris County Indl. Dev. Corp. Indl. Dev. Rev. (Johann Haltermann Proj.) Series 1996 B, 2.4%, LOC Chase Manhattan Bank, VRDN (b)	990,000	990,000
Houston Arpt. Sys. Rev. Participating VRDN Series EGL 01 4306, 2.38% (Liquidity Facility Citibank NA, New York) (b)(d)	4,910,000	4,910,000
Houston Gen. Oblig. Series A:
2.6% 11/15/01, CP	5,000,000	5,000,000
2.7% 11/15/01, CP	5,000,000	5,000,000
Houston Higher Ed. Fin. Corp. Participating VRDN Series EGL 01 4303, 2.38% (Liquidity Facility Citibank NA, New York) (b)(d)	5,000,000	5,000,000
Houston Wtr. & Swr. Sys. Rev. Series A, 2.1% 11/13/01, CP	2,600,000	2,600,000
Lower Colorado River Auth. Rev.:
Participating VRDN:
Series EGL 00 4302, 2.38% (Liquidity Facility Citibank NA, New York) (b)(d)	5,880,000	5,880,000
Series EGL 99 4302, 2.38% (Liquidity Facility Citibank NA, New York) (b)(d)	6,000,000	6,000,000
Series A, 2.6% 10/3/01 (Liquidity Facility Morgan Guaranty Trust Co., NY), CP	8,000,000	8,000,000
Mission Consolidated Independent School District Participating VRDN Series SGA 105, 2.33% (Liquidity Facility Societe Generale) (b)(d)	6,000,000	6,000,000

	Principal Amount	Value (Note 1)
Northside Independent School District Bonds Series A, 3%, tender 8/1/02 (Permanent School Fund of Texas Guaranteed) (b)	$ 15,300,000	$ 15,349,825
Nueces River Indl. Dev. Auth. Poll. Cont. Rev. Bonds (San Miguel Elec. Coop., Inc. Proj.) Series 1984:
2.6% tender 10/3/01 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	3,100,000	3,100,000
2.6% tender 10/4/01 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	5,000,000	5,000,000
Odessa Wtr. & Swr. Rev. Participating VRDN Series EGL 01 4307, 2.38% (Liquidity Facility Citibank NA, New York) (b)(d)	2,085,000	2,085,000
Plano Health Facilities Dev. Corp. Hosp. Rev. Bonds (Childrens & Presbyterian Health Care Ctr. Proj.) 2.65% tender 10/29/01 (MBIA Insured) (Liquidity Facility Chase Manhattan Bank), CP mode	3,200,000	3,200,000
Rockwall Independent School District Participating VRDN Series BS 01 123, 2.75% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	9,200,000	9,200,000
Sabine River Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Northeast Texas Elec. Coop., Inc. Proj.) Series 1984 Q, 2.65%, tender 2/15/02 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed) (b)	1,700,000	1,700,000
San Antonio Elec. & Gas Rev. Participating VRDN:
Series MSDW 00 469, 2.36% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(d)	5,000,000	5,000,000
Series SG 105, 2.4% (Liquidity Facility Societe Generale) (b)(d)	47,200,000	47,200,000
San Antonio Gen. Oblig. 2.4% 10/2/01, CP	10,000,000	10,000,000
San Antonio Independent School District Bonds Series AAB 01 28, 2.55%, tender 1/16/02 (Liquidity Facility ABN-AMRO Bank NV) (b)(d)(e)	3,400,000	3,400,000
San Antonio Wtr. Sys. Rev. Participating VRDN Series Merlots 00 VV, 2.39% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(d)	2,300,000	2,300,000
Schertz/Seguin Local Govt. Corp. Contract Rev. Participating VRDN Series BS 01 114, 2.33% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	9,995,000	9,995,000
Spring Branch Independent School District Bonds Series PA 881R, 2.8%, tender 2/14/02 (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)(e)	4,990,000	4,990,000
Texas Dept. Hsg. & Cmnty. Affairs Single Family Mtg. Rev. Participating VRDN Series PA 126, 2.43% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	1,382,000	1,382,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Texas - continued
Texas Gen. Oblig.:
Bonds Series 1992 C, 5.5% 4/1/20 (Pre-Refunded to 4/1/02 @ 102) (c)	$ 6,900,000	$ 7,114,648
TRAN 3.75% 8/29/02	32,800,000	33,187,546
Texas Pub. Fin. Auth. Rev.:
Series 1993 A, 2.65% 11/7/01, CP	2,000,000	2,000,000
2.55% 1/16/02, CP	3,000,000	3,000,000
Tyler Wtrwks. & Swr. Rev. Participating VRDN Series SGA 112, 2.75% (Liquidity Facility Societe Generale) (b)(d)	10,000,000	10,000,000
Univ. of Texas Univ. Revs. Participating VRDN Series SGA 79, 2.33% (Liquidity Facility Societe Generale) (b)(d)	3,700,000	3,700,000
		330,794,019
Utah - 1.0%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Participating VRDN Series MSDW 00 409, 2.36% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(d)	1,535,000	1,535,000
Series 1998 B4, 2.4% 2/14/02, CP	3,500,000	3,500,000
Series 1998 B5:
3.2% 10/11/01, CP	9,100,000	9,100,000
3.2% 10/18/01, CP	6,000,000	6,000,000
2.6% 2/6/02, CP	1,700,000	1,700,000
		21,835,000
Virginia - 3.6%
Chesapeake Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1985:
2.2% tender 2/8/02, CP mode	2,000,000	2,000,000
2.7% tender 2/12/02, CP mode	2,200,000	2,200,000
Chesterfield County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.):
Series 1985:
2.2% tender 2/8/02, CP mode	4,700,000	4,700,000
2.4% tender 12/10/01, CP mode	13,200,000	13,200,000
2.5% tender 1/11/02, CP mode	2,700,000	2,700,000
3.2% tender 10/12/01, CP mode	5,000,000	5,000,000
Series B, 2.45% tender 10/5/01, CP mode	1,100,000	1,100,000
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.):
Series 1984:
2.6% tender 10/12/01, CP mode	2,200,000	2,200,000
2.6% tender 10/19/01, CP mode	3,200,000	3,200,000
2.6% tender 10/26/01, CP mode	3,000,000	3,000,000
Series 1985:
2.4% tender 10/3/01, CP mode	1,000,000	1,000,000
2.45% tender 10/3/01, CP mode	9,000,000	9,000,000
2.45% tender 10/5/01, CP mode	1,000,000	1,000,000

	Principal Amount	Value (Note 1)
Newport News Gen. Oblig. BAN 3.75% 10/1/01	$ 2,800,000	$ 2,800,000
Virginia Pub. School Auth. Participating VRDN Series Putters 139, 2.38% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(d)	12,780,000	12,780,000
York County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1985:
2.2% tender 2/8/02, CP mode	5,600,000	5,600,000
2.5% tender 1/11/02, CP mode	3,900,000	3,900,000
		75,380,000
Washington - 4.6%
Central Puget Sound Reg'l. Trans. Auth. Sales Tax & Motor Vehicle Excise Tax Rev. Participating VRDN Series Merlots 01 A46, 2.39% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(d)	5,190,000	5,190,000
Clark County Pub. Util. District #1 Elec. Rev. BAN 4% 3/26/02	3,400,000	3,412,214
Energy Northwest Elec. Rev. Participating VRDN Series PA 825, 2.43% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,245,000	6,245,000
King County Swr. Rev. Participating VRDN Series Merlots 00 E, 2.39% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(d)	1,800,000	1,800,000
Pierce County Econ. Dev. Corp. Spl. Rev. (Weyerhaeuser Real Estate Proj.) Series 1997 A, 4%, LOC ABN-AMRO Bank NV, VRDN (b)	1,800,000	1,800,000
Port of Seattle Rev.:
Participating VRDN Series Merlots 01 A53, 2.39% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(d)	7,935,000	7,935,000
Series A1:
2.05% 12/14/01, LOC Bank of America NA, CP	1,635,000	1,635,000
2.7% 2/12/02, LOC Bank of America NA, CP	1,120,000	1,120,000
Seattle Muni. Lt. & Pwr. Rev. Participating VRDN Series SGA 85, 2.75% (Liquidity Facility Societe Generale) (b)(d)	16,600,000	16,600,000
Washington Gen. Oblig. Participating VRDN:
Series EGL 00 4703, 2.38% (Liquidity Facility Citibank NA, New York) (b)(d)	14,140,000	14,140,000
Series EGL 00 4704, 2.38% (Liquidity Facility Citibank NA, New York) (b)(d)	3,065,000	3,065,000
Series EGL 00 4705, 2.38% (Liquidity Facility Citibank NA, New York) (b)(d)	3,600,000	3,600,000
Series MSDW 00 390, 2.36% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(d)	7,960,000	7,960,000
Series SGA 34, 2.33% (Liquidity Facility Societe Generale) (b)(d)	5,080,000	5,080,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Washington - continued
Washington Gen. Oblig. Participating VRDN: - continued
Series SGA 36, 2.33% (Liquidity Facility Societe Generale) (b)(d)	$ 2,000,000	$ 2,000,000
Washington Higher Ed. Facilities Auth. Rev. (Univ. of Puget Sound Proj.) Series 2001, 2.4%, VRDN (b)	5,310,000	5,310,000
Washington Motor Vehicle Fuel Tax Rev. Participating VRDN Series EGL 96 4701, 2.38% (Liquidity Facility Citibank NA, New York) (b)(d)	4,015,000	4,015,000
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Participating VRDN Series Merlots 00 A14, 2.39% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(d)	5,865,000	5,865,000
		96,772,214
West Virginia - 0.5%
Cabell County Life Care Facilities Rev. (Foster Foundation Prog.) Series 1998, 2.38%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)	4,730,000	4,730,000
Elkins Bldg. Commission Rev. (Davis & Elkins College Proj.) 2.38%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)	5,490,000	5,490,000
		10,220,000
Wisconsin - 2.4%
Milwaukee County Gen. Oblig. Bonds Series A1, 4% 3/1/02	3,870,000	3,880,129
Oak Creek-Franklin Joint School District Bonds 3.6% 1/4/02	3,310,000	3,310,000
Pewuakee School District BAN 3.125% 5/30/02	3,150,000	3,151,343
Wisconsin Gen. Oblig.:
Series 2000 B, 2.65% 10/16/01, CP	3,400,000	3,400,000
Series 2000 C, 2.4% 10/23/01, CP	4,500,000	4,500,000
TRAN 3.75% 6/17/02	9,000,000	9,103,047
Wisconsin Health & Edl. Facilities Auth. Rev.:
Bonds (SSM Health Care Proj.) Series 1998 B, 2.4% tender 10/10/01 (MBIA Insured) (Liquidity Facility Bank One NA, Chicago), CP mode	9,975,000	9,975,000
(Prohealth, Inc. Proj.) Series 2001 B, 2.8% (AMBAC Insured), VRDN (b)	4,140,000	4,140,000
Wisconsin Hsg. & Econ. Dev. Auth. Rev. Participating VRDN Series Putters 122, 2.38% (Liquidity Facility Morgan Guaranty Trust Co., NY) (b)(d)	9,130,000	9,130,000
		50,589,519

	Principal Amount	Value (Note 1)
Wyoming - 0.9%
Platte County Poll. Cont. Rev. (Tri-State Generation & Transmission Assoc. Proj.) Series 1984 A, 2.75%, LOC Nat'l. Rural Utils. Coop. Fin. Corp., VRDN (b)	$ 13,300,000	$ 13,300,000
Wyoming Cmnty. Dev. Auth. Participating VRDN Series Merlots 00 KK, 2.39% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(d)	4,800,000	4,800,000
Wyoming Cmnty. Dev. Auth. Hsg. Rev. Participating VRDN Series PT 01 112, 2.43% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	760,000	760,000
		18,860,000
TOTAL INVESTMENT PORTFOLIO - 102.9%	2,176,663,664
NET OTHER ASSETS - (2.9)%	(61,434,904)
NET ASSETS - 100%	$ 2,115,228,760
Total Cost for Income Tax Purposes $ 2,176,663,664
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Security collateralized by an amount sufficient to pay interest and principal.
(d) Provides evidence of ownership in one or more underlying municipal bonds.
(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost
San Antonio Independent School District Bonds Series AAB 01 28, 2.55%, tender 1/16/02 (Liquidity Facility ABN-AMRO Bank NV)	8/29/01	$ 3,400,000
Spring Branch Independent School District Series PA 881R, 2.8%, tender 2/14/02 (Liquidity Facility Merrill Lynch & Co., Inc.)	7/12/01	$ 4,990,000
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,390,000 or 0.4% of net assets.

Income Tax Information
At May 31, 2001, the fund had a capital loss carryforward of approximately $380,000 of which $191,000 and $189,000 will expire on May 31, 2005 and 2008, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Tax-Exempt Portfolio

Financial Statements

Statement of Assets and Liabilities

	September 30, 2001 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule		$ 2,176,663,664
Cash		4,804,850
Receivable for investments sold		48,440,831
Interest receivable		11,464,615
Other receivables		42,125
Total assets		2,241,416,085
Liabilities
Payable for investments purchased Regular delivery	$ 105,631,984
Delayed delivery	17,678,496
Distributions payable	2,454,966
Accrued management fee	271,740
Distribution fees payable	17,065
Other payables and accrued expenses	133,074
Total liabilities		126,187,325
Net Assets		$ 2,115,228,760
Net Assets consist of:
Paid in capital		$ 2,115,539,782
Accumulated net realized gain (loss) on investments		(311,022)
Net Assets		$ 2,115,228,760
Class I: Net Asset Value, offering price and redemption price per share ($2,015,381,400 ÷ 2,015,677,740 shares)		$1.00
Class II: Net Asset Value, offering price and redemption price per share ($39,055,905 ÷ 39,061,648 shares)		$1.00
Class III: Net Asset Value, offering price and redemption price per share ($60,791,455 ÷ 60,800,394 shares)		$1.00

Statement of Operations

	Six months ended September 30, 2001 (Unaudited)
Investment Income Interest		$ 30,952,480
Expenses
Management fee	$ 2,070,253
Transfer agent fees
Class I	155,228
Class II	3,608
Class III	6,741
Distribution fees
Class II	27,159
Class III	100,882
Accounting fees and expenses	121,972
Non-interested trustees' compensation	3,874
Custodian fees and expenses	21,027
Registration fees	78,625
Legal	2,394
Total expenses before reductions	2,591,763
Expense reductions	(601,779)	1,989,984
Net investment income		28,962,496
Net Realized Gain (Loss) on Investments		149,045
Net increase in net assets resulting from operations		$ 29,111,541

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Tax-Exempt Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended September 30, 2001 (Unaudited)	Year ended March 31, 2001
Operations Net investment income	$ 28,962,496	$ 75,153,437
Net realized gain (loss)	149,045	29,540
Net increase (decrease) in net assets resulting from operations	29,111,541	75,182,977
Distributions to shareholders from net investment income:
Class I	(27,446,543)	(70,732,557)
Class II	(490,093)	(1,123,014)
Class III	(1,025,860)	(3,297,866)
Total distributions	(28,962,496)	(75,153,437)
Share transactions - net increase (decrease) at net asset value of $1.00 per share:
Class I	163,134,219	26,659,250
Class II	23,475,574	(10,357,237)
Class III	(23,036,503)	(134,371,236)
Total share transactions	163,573,290	(118,069,223)
Total increase (decrease) in net assets	163,722,335	(118,039,683)
Net Assets
Beginning of period	1,951,506,425	2,069,546,108
End of period	$ 2,115,228,760	$ 1,951,506,425

Financial Highlights - Class I

	Six months ended September 30, 2001	Years ended March 31,
Selected Per-Share Data	(Unaudited)	2001	2000	1999	1998	1997
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.014	.039	.033	.032	.035	.033
Less Distributions
From net investment income	(.014)	(.039)	(.033)	(.032)	(.035)	(.033)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B, C	1.42%	4.02%	3.38%	3.28%	3.60%	3.40%
Ratios to Average Net Assets
Expenses before expense reductions	.24% A	.25%	.25%	.25%	.26%	.26%
Expenses net of voluntary waivers, if any	.20% A	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.18% A, D	.19% D	.20%	.20%	.20%	.20%
Net investment income	2.80% A	3.93%	3.32%	3.24%	3.54%	3.34%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,015,381	$ 1,852,107	$ 1,825,452	$ 1,876,635	$ 2,135,884	$ 2,022,191

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class II

	Six months ended September 30, 2001	Years ended March 31,
Selected Per-Share Data	(Unaudited)	2001	2000	1999	1998	1997
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.013	.038	.032	.031	.034	.032
Less Distributions
From net investment income	(.013)	(.038)	(.032)	(.031)	(.034)	(.032)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B, C	1.34%	3.86%	3.22%	3.13%	3.44%	3.25%
Ratios to Average Net Assets
Expenses before expense reductions	.39% A	.40%	.40%	.42%	.53%	.57%
Expenses net of voluntary waivers, if any	.35% A	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.33% A, D	.34% D	.35%	.35%	.35%	.35%
Net investment income	2.68% A	3.82%	3.13%	3.05%	3.41%	3.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 39,056	$ 15,582	$ 25,937	$ 23,579	$ 30,829	$ 60,247

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

Financial Highlights - Class III

	Six months ended September 30, 2001	Years ended March 31,
Selected Per-Share Data	(Unaudited)	2001	2000	1999	1998	1997
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.013	.037	.031	.030	.033	.031
Less Distributions
From net investment income	(.013)	(.037)	(.031)	(.030)	(.033)	(.031)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B, C	1.29%	3.76%	3.12%	3.03%	3.34%	3.14%
Ratios to Average Net Assets
Expenses before expense reductions	.48% A	.50%	.50%	.52%	.62%	1.76%
Expenses net of voluntary waivers, if any	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.43% A, D	.44% D	.45%	.45%	.45%	.45%
Net investment income	2.51% A	3.64%	3.14%	2.98%	3.28%	3.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 60,791	$ 83,817	$ 218,157	$ 48,807	$ 37,272	$ 26,313

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended September 30, 2001 (Unaudited)

1. Significant Accounting Policies.

Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio, Money Market Portfolio and Tax-Exempt Portfolio (the funds) are funds of Colchester Street Trust (the trust). Each fund is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust.

Each fund offers Class I, Class II, and Class III shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of each fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes all of its taxable income for the fiscal year. The schedules of investments include information, if any, regarding income taxes under the caption "Income Tax Information."

Investment Income. Interest income, which includes amortization of premium, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Money Market Portfolio, non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity money market funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Dividends are declared daily and paid monthly from net investment income. Income dividends are declared separately for each class.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), certain funds, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the funds, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the funds' investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Delayed Delivery Transactions and When-Issued Securities. Each fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is "marked to market" daily and equivalent deliverable securities are held for the transaction. The values of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable fund's Schedule of Investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of each applicable fund's Schedule of Investments.

3. Joint Trading Account.

At the end of the period, certain funds had 20% or more of their total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FMR. The investments in repurchase agreements through the joint trading account are summarized as follows:

Summary of Joint Trading

Dated August 20, 2001, due October 22, 2001	3.48%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$250,000,000
Aggregate maturity amount of agreements	$251,522,500
Aggregate market value of transferred assets	$256,123,461
Coupon rates of transferred assets	5.5% to 10.5%
Maturity dates of transferred assets	1/1/11 to 9/1/31

Dated September 18, 2001, due November 19, 2001	2.83%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$100,000,000
Aggregate maturity amount of agreements	$100,487,389
Aggregate market value of transferred assets	$102,000,000
Coupon rates of transferred assets	5.5% to 8.5%
Maturity dates of transferred assets	8/1/08 to 9/1/31

Dated September 19, 2001, due October 19, 2001	2.5%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$2,000,000,000
Aggregate maturity amount of agreements	$2,004,166,667
Aggregate market value of transferred assets	$2,051,011,817
Coupon rates of transferred assets	5.5% to 8.5%
Maturity dates of transferred assets	7/1/03 to 9/1/31

Dated September 28, 2001, due October 1, 2001	3.21%
Number of dealers or banks	4
Maximum amount with one dealer or bank	71.3%
Aggregate principal amount of agreements	$695,950,000
Aggregate maturity amount of agreements	$696,136,420
Aggregate market value of transferred assets	$710,195,674
Coupon rates of transferred assets	0% to 9.88%
Maturity dates of transferred assets	10/31/01 to 8/15/29

Dated September 28, 2001, due October 1, 2001	3.25%
Number of dealers or banks	11
Maximum amount with one dealer or bank	19.5%
Aggregate principal amount of agreements	$6,966,000,000
Aggregate maturity amount of agreements	$6,967,886,271
Aggregate market value of transferred assets	$7,141,778,511
Coupon rates of transferred assets	0% to 14%
Maturity dates of transferred assets	10/4/01 to 5/15/30

Dated September 28, 2001, due October 1, 2001	3.27%
Number of dealers or banks	4
Maximum amount with one dealer or bank	32.7%
Aggregate principal amount of agreements	$351,744,000
Aggregate maturity amount of agreements	$351,839,743
Aggregate market value of transferred assets	$360,438,602
Coupon rates of transferred assets	0% to 12.5%
Maturity dates of transferred assets	10/18/01 to 5/15/30

Dated September 28, 2001, due October 1, 2001	3.35%
Number of dealers or banks	3
Maximum amount with one dealer or bank	71.4%
Aggregate principal amount of agreements	$700,000,000
Aggregate maturity amount of agreements	$700,195,250
Aggregate market value of transferred assets	$714,030,437
Coupon rates of transferred assets	0% to 14.05%
Maturity dates of transferred assets	10/4/01 to 12/1/33

Dated September 28, 2001, due October 1, 2001	3.38%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$100,000,000
Aggregate maturity amount of agreements	$100,028,167
Aggregate market value of transferred assets	$102,000,240
Coupon rates of transferred assets	0% to 14.05%
Maturity dates of transferred assets	10/15/01 to 3/15/31

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Joint Trading Account - continued

Summary of Joint Trading - continued

Dated September 28, 2001, due October 1, 2001	3.40%
Number of dealers or banks	6
Maximum amount with one dealer or bank	29.6%
Aggregate principal amount of agreements	$5,061,302,000
Aggregate maturity amount of agreements	$5,062,734,983
Aggregate market value of transferred assets	$5,162,739,176
Coupon rates of transferred assets	0% to 14.05%
Maturity dates of transferred assets	10/4/01 to 6/1/40

4. Fees and Other Transactions with Affiliates.

Management Fee. As each fund's investment adviser, FMR receives a fee that is computed daily at an annual rate of .20% of each fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted separate distribution plans with respect to Class II and Class III shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each applicable class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class II	.15%
Class III	.25%

For the period the following amounts were retained by FDC:

	Class II	Class III
Treasury Only Portfolio	$ 147	$ 901
Treasury Portfolio	$ 797	$ 23,327
Government Portfolio	$ -	$ 3,054
Domestic Portfolio	$ 2,998	$ 1,289
Money Market Portfolio	$ -	$ 9,510
Tax-Exempt Portfolio	$ -	$ 212

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for the funds except for Tax-Exempt Portfolio. Citibank, N.A. (Citibank) is the custodian, transfer and shareholder servicing agent for Tax-Exempt Portfolio. Citibank has entered into a sub-contract with FIIOC to perform the activities associated with the transfer and shareholder servicing agent functions for Tax-Exempt Portfolio. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements.

For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

	Class I	Class II	Class III
Treasury Only Portfolio	.02%	.02%	.02%
Treasury Portfolio	.02%	.01%	.02%
Government Portfolio	.02%	.02%	.02%
Domestic Portfolio	.02%	.01%	.02%
Money Market Portfolio	.02%	.01%	.02%
Tax-Exempt Portfolio	.02%	.02%	.02%

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the accounting records for the funds except for Tax-Exempt Portfolio. Citibank also has a sub-contract with FSC to maintain Tax-Exempt Portfolio's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding each applicable fund's participation in the program is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

5. Expense Reductions.

FMR agreed to reimburse the funds to the extent operating expenses (excluding 12b-1 fees) exceeded an annual rate of .20% (.18% for Money Market Portfolio) of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, the reimbursement reduced expenses as noted in the table below:

	Class I	Class II	Class III
Treasury Only Portfolio	$ 251,641	$ 31,570	$ 41,283
Treasury Portfolio	$ 757,756	$ 46,709	$ 552,572
Government Portfolio	$ 1,678,250	$ 174,529	$ 231,001
Domestic Portfolio	$ 1,290,823	$ 177,567	$ 281,132
Money Market Portfolio	$ 5,090,730	$ 116,735	$ 208,319
Tax-Exempt Portfolio	$ 367,689	$ 7,479	$ 13,142

In addition, through arangements with each fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each fund's expenses. During the period, these credits reduced the funds' custody expenses by $7,003, $331, $343, $361 and $23,414 for Treasury Only, Treasury, Government, Domestic and Money Market Portfolios, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Expense Reductions - continued

Through arrangements with the Tax-Exempt Portfolio's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and accounting expenses by $20,879 and $120,706, respectively. During the period credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent Expense Reduction
Class I	$ 67,792
Class II	$ 1,265
Class III	$ 2,827
71,884

6. Other Information.

At the end of the period, certain unaffiliated shareholders each held more than 10% of the outstanding shares of the following funds:

Fund	Number of Unaffiliated Shareholders	Unaffiliated Shareholders % of Shares Held
Treasury Portfolio	1	27%
Tax-Exempt Portfolio	1	14%
Domestic Portfolio	1	13%

7. Share Transactions.

Transactions for each class of shares were as follows:

	Six months ended September 30,	Year ended March 31,
	2001	2001
Treasury Only Portfolio Class I Shares sold	1,556,807,193	3,395,999,632
Reinvestment of distributions from net investment income	13,180,820	25,624,314
Shares redeemed	(1,394,389,060)	(3,501,686,672)
Net increase (decrease)	175,598,953	(80,062,726)
Treasury Only Portfolio Class II Shares sold	492,445,239	457,380,391
Reinvestment of distributions from net investment income	1,620,371	2,274,763
Shares redeemed	(456,152,172)	(392,081,068)
Net increase (decrease)	37,913,438	67,574,086
Treasury Only Portfolio Class III Shares sold	211,383,875	479,539,325
Reinvestment of distributions from net investment income	1,778,739	6,652,254
Shares redeemed	(195,079,087)	(466,963,354)
Net increase (decrease)	18,083,527	19,228,225
Treasury Portfolio Class I Shares sold	31,922,497,178	64,367,202,066
Reinvestment of distributions from net investment income	31,962,418	98,312,563
Shares redeemed	(31,809,519,974)	(63,775,163,443)
Net increase (decrease)	144,939,622	690,351,186
Treasury Portfolio Class II Shares sold	1,437,300,299	3,267,862,393
Reinvestment of distributions from net investment income	969,632	2,121,998
Shares redeemed	(1,486,878,772)	(3,424,107,432)
Net increase (decrease)	(48,608,841)	(154,123,041)
Treasury Portfolio Class III Shares sold	11,267,877,646	22,829,809,537
Reinvestment of distributions from net investment income	16,445,119	50,307,674
Shares redeemed	(11,202,210,333)	(22,228,540,900)
Net increase (decrease)	82,112,432	651,576,311

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Six months ended September 30,	Year ended March 31,
	2001	2001
Government Portfolio Class I Shares sold	40,875,748,104	65,506,826,924
Reinvestment of distributions from net investment income	88,443,893	190,669,314
Shares redeemed	(39,681,670,461)	(62,589,659,733)
Net increase (decrease)	1,282,521,536	3,107,836,505
Government Portfolio Class II Shares sold	4,555,154,627	5,948,639,902
Reinvestment of distributions from net investment income	12,800,400	18,198,801
Shares redeemed	(4,411,432,415)	(5,646,373,621)
Net increase (decrease)	156,522,612	320,465,082
Government Portfolio Class III Shares sold	6,088,342,265	10,383,029,365
Reinvestment of distributions from net investment income	15,550,858	42,242,978
Shares redeemed	(5,739,903,089)	(10,485,901,583)
Net increase (decrease)	363,990,034	(60,629,240)
Domestic Portfolio Class I Shares sold	51,163,975,712	68,528,505,174
Reinvestment of distributions from net investment income	76,261,672	164,189,879
Shares redeemed	(50,503,470,978)	(66,226,030,519)
Net increase (decrease)	736,766,406	2,466,664,534
Domestic Portfolio Class II Shares sold	4,193,032,657	14,083,604,028
Reinvestment of distributions from net investment income	10,860,516	23,973,801
Shares redeemed	(4,460,632,521)	(13,128,443,115)
Net increase (decrease)	(256,739,348)	979,134,714
Domestic Portfolio Class III Shares sold	4,995,853,640	10,780,803,398
Reinvestment of distributions from net investment income	24,919,739	76,952,891
Shares redeemed	(5,071,613,311)	(10,767,717,826)
Net increase (decrease)	(50,839,932)	90,038,463
Money Market Portfolio Class I Shares sold	69,276,032,202	140,259,295,592
Reinvestment of distributions from net investment income	251,435,102	673,583,902
Shares redeemed	(67,443,924,006)	(136,580,877,212)
Net increase (decrease)	2,083,543,298	4,352,002,282
Money Market Portfolio Class II Shares sold	2,874,436,961	3,708,303,686
Reinvestment of distributions from net investment income	9,058,899	12,320,286
Shares redeemed	(2,869,287,658)	(3,649,408,173)
Net increase (decrease)	14,208,202	71,215,799
Money Market Portfolio Class III Shares sold	2,865,702,501	6,687,717,089
Reinvestment of distributions from net investment income	11,683,882	35,424,842
Shares redeemed	(2,883,088,603)	(6,617,435,670)
Net increase (decrease)	(5,702,220)	105,706,261

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Six months ended September 30,	Year ended March 31,
	2001	2001
Tax-Exempt Portfolio Class I Shares sold	3,690,431,404	6,464,128,864
Reinvestment of distributions from net investment income	7,802,979	19,346,440
Shares redeemed	(3,535,100,164)	(6,456,816,054)
Net increase (decrease)	163,134,219	26,659,250
Tax-Exempt Portfolio Class II Shares sold	164,498,106	118,269,721
Reinvestment of distributions from net investment income	431,711	828,034
Shares redeemed	(141,454,243)	(129,454,992)
Net increase (decrease)	23,475,574	(10,357,237)
Tax-Exempt Portfolio Class III Shares sold	274,588,093	346,908,007
Reinvestment of distributions from net investment income	796,231	2,707,113
Shares redeemed	(298,420,827)	(483,986,356)
Net increase (decrease)	(23,036,503)	(134,371,236)

Semiannual Report

Investment Advisor

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisor

Fidelity Investments Money Management, Inc.

Officers

Edward C. Johnson 3d, President
Abigail P. Johnson, Senior Vice President
Dwight D. Churchill, Vice President
Boyce I. Greer, Vice President
Robert K. Duby, Vice President - Money Market Portfolio
Robert A. Litterst, Vice President - Treasury Only Portfolio,
Treasury Portfolio and Government Portfolio
John J. Todd, Vice President - Domestic Portfolio
Eric D. Roiter, Secretary
Robert A. Dwight, Treasurer
Maria F. Dwyer, Deputy Treasurer
Stanley N. Griffith, Assistant Vice President
John H. Costello, Assistant Treasurer
Paul F. Maloney, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Abigail P. Johnson
Edward C. Johnson 3d
Donald J. Kirk *
Marie L. Knowles *
Ned C. Lautenbach *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *

Advisory Board

Robert C. Pozen
William S. Stavropoulos

* Independent trustees

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
Treasury Only Portfolio, Treasury Portfolio,
Government Portfolio, Domestic Portfolio
and Money Market Portfolio
Citibank, N.A.
New York, NY
Tax-Exempt Portfolio

Custodians

The Bank of New York
New York, NY
Treasury Only Portfolio, Treasury Portfolio,
Government Portfolio, Domestic Portfolio
and Money Market Portfolio
Citibank, N.A.
New York, NY
Tax-Exempt Portfolio

FIMM-SANN-1101 148386
1.537280.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com